May 1, 2002
                                              As Supplemented May 13, 2002,
                                              May 31, 2002 and June 19, 2002

                                              Growth Portfolio
                                              Aggressive Growth Portfolio
                                              Capital Appreciation Portfolio
                                              Strategic Value Portfolio
                                              Core Equity Portfolio
                                              (Formerly Equity Income Portfolio)
                                              Balanced Portfolio
                                              Growth and Income Portfolio
                                              International Growth Portfolio
                                              Worldwide Growth Portfolio
                                              Global Life Sciences Portfolio
                                              Global Technology Portfolio
                                              Flexible Income Portfolio

                               JANUS ASPEN SERIES
                              INSTITUTIONAL SHARES

                      Statement of Additional Information

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of the Portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware business trust. The Shares are sold under the name "Janus Aspen Series." Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Portfolio is managed separately by Janus Capital Management LLC ("Janus Capital"). Core Equity Portfolio was formerly known as Equity Income Portfolio. The name change was effective July 31, 2001.

The Shares of the Portfolios may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. Certain Portfolios also offer one or two additional classes of shares to certain qualified plans or separate accounts of insurance companies.

This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectus dated May 1, 2002, which is incorporated by reference into this SAI and may be obtained from your insurance company. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Portfolios, are incorporated by reference into this SAI and are also available, without charge, from your insurance company.

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TABLE OF CONTENTS
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                Classification, Investment Policies and Restrictions, and
                Investment Strategies and Risks.............................    2
                Investment Adviser..........................................   23
                Custodian, Transfer Agent and Certain Affiliations..........   27
                Portfolio Transactions and Brokerage........................   28
                Trustees and Officers.......................................   33
                Shares of the Trust.........................................   39
                   Net Asset Value Determination............................   39
                   Purchases................................................   39
                   Redemptions..............................................   40
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................   41
                Principal Shareholders......................................   42
                Miscellaneous Information...................................   45
                   Shares of the Trust......................................   45
                   Shareholder Meetings.....................................   45
                   Voting Rights............................................   45
                   Independent Accountants..................................   46
                   Registration Statement...................................   46
                Performance Information.....................................   47
                Financial Statements........................................   49
                Appendix A..................................................   50
                   Explanation of Rating Categories.........................   50

CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
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CLASSIFICATION

          Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Aggressive Growth Portfolio, Capital Appreciation Portfolio, Strategic Value Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio intend to operate in a nondiversified manner. Each of these Portfolios may at times, however, operate in a diversified manner if market conditions warrant. The nondiversified Portfolios will be operated in a manner consistent with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"). Growth Portfolio, Core Equity Portfolio, Balanced Portfolio, Growth and Income Portfolio, International Growth Portfolio, Worldwide Growth Portfolio and Flexible Income Portfolio are diversified funds.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

          The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios. Each of these policies applies to all of the Portfolios, except policy (1), which applies only to the Portfolios specifically listed in that policy.

          (1) With respect to 75% of its total assets, Growth Portfolio, Core Equity Portfolio, Balanced Portfolio, Growth and Income Portfolio, International Growth Portfolio, Worldwide Growth Portfolio and Flexible Income Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

          Each Portfolio may not:

          (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities). This policy does not apply to Global Life Sciences Portfolio.

          (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

          (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolios from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

          (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

          (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

          (7) Borrow money except that the Portfolios may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolios may not issue "senior securities" in contravention of the 1940 Act.

          As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Portfolio.

          The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

          (a) A Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

          (b) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Equity Portfolios may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

          (c) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (d) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (e) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (f) The Portfolios may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

          For purposes of the Portfolios' restriction on investing in a particular industry, the Portfolios will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN PORTFOLIOS

          BALANCED PORTFOLIO. As an operational policy, at least 25% of the assets of Balanced Portfolio normally will be invested in fixed-income senior securities.

          GLOBAL LIFE SCIENCES PORTFOLIO. As a fundamental policy, Global Life Sciences Portfolio will normally invest at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          FLEXIBLE INCOME PORTFOLIO. As a fundamental policy, this Portfolio may not purchase a non-income-producing security if, after such purchase, less than 80% of the Portfolio's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

INVESTMENT STRATEGIES AND RISKS

Cash Position

          As discussed in the Prospectus, a Portfolio's cash position may temporarily increase under various circumstances. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolios may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").

Illiquid Investments

          Each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

          If illiquid securities exceed 15% of a Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, a Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Portfolio to decline.

          Each of the Portfolios may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio's NAV.

Securities Lending

          Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolios will not have the right to vote on securities while they are being lent, but it will generally call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Foreign Securities

          Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because the Portfolios' performance may depend on issues other than the performance of a particular company. These issues include:

          CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

          REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Short Sales

          Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.

          The Equity Portfolios may also engage in "naked" short sales. In a naked short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Portfolio will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Portfolio must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

          Each Portfolio may invest up to 10% (without limit for Flexible Income Portfolio) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Portfolio's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Code, a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings which might cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

          The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

          From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolios may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts

          The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios' prospectus.

Municipal Obligations

          The Portfolios may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia.

          The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

          Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:

          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

          STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by that Portfolio at a specified price.

          TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          The Portfolios will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their holdings.

Repurchase and Reverse Repurchase Agreements

          In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

          A Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolios will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds

          Flexible Income Portfolio may invest without limit in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Within the parameters of its specific investment policies, no other Portfolio intends to invest 35% or more of its net assets in such bonds, except Core Equity Portfolio will, under normal circumstances, limit its investments in such bonds to 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

          Any Portfolio may also invest in unrated debt bonds of foreign and domestic issuers. For the Portfolios subject to such limit, unrated bands will be included in each Portfolio's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

Defaulted Securities

          A Portfolio will invest in defaulted securities only when its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Portfolios subject to such limit, defaulted securities will be included in each Portfolio's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

          DISPOSITION OF PORTFOLIO SECURITIES. Although these Portfolios generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.

          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options and Other Derivative Instruments

          FUTURES CONTRACTS. The Portfolios may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolios' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business and by depositing margin payments in a segregated account with the Portfolios' custodian.

          The Portfolios intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolios will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolios hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

          A Portfolio's primary purpose in entering into futures contracts is to protect that Portfolio from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Portfolio may also use this technique with respect to an individual company's stock. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Portfolio holds an individual company's stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

          If a Portfolio owns bonds and the portfolio manager expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

          Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

          The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

          The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolios' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios' ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

          OPTIONS ON FOREIGN CURRENCIES. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

          The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolios' custodian.

          The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly.

          A put option written by a Portfolio is "covered" if that Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolios' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          A call option written by a Portfolio is "covered" if that Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolios' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash and other liquid assets in a segregated account with its custodian.

          The Portfolios also may write call options that are not covered for cross-hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

          A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.

          EURODOLLAR INSTRUMENTS. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

          SWAPS AND SWAP-RELATED PRODUCTS. A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

          There is no limit on the amount of interest rate swap transactions that may be entered into by a Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

          As stated in the Prospectus, each Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolios or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios.

          The Portfolios pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not affiliated with Janus Capital and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolios may reimburse Janus Capital for its costs.

          Growth Portfolio, Aggressive Growth Portfolio, Capital Appreciation Portfolio, Core Equity Portfolio, Balanced Portfolio, Growth and Income Portfolio, Strategic Value Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio have each agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the average daily net assets of each Portfolio.

          Janus Capital has agreed to reimburse Strategic Value Portfolio, Core Equity Portfolio, Global Life Sciences Portfolio and Global Technology Portfolio by the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio until at least the next annual renewal of the advisory agreements. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation.

          Flexible Income Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the first $300 million of the average daily net assets of the Portfolio, plus 0.55% of the average daily net assets of the Portfolio in excess of $300 million. Janus Capital has agreed by contract to waive the advisory fee payable by Flexible Income Portfolio in an amount equal to the amount, if any, that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1% of the average daily net assets for a fiscal year. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation. Janus Capital has agreed to continue such waivers until at least the next annual renewal of the advisory agreements.

          The following table summarizes the advisory fees paid by the Portfolios and any advisory fee waivers for the last three fiscal periods indicated. The information below is for fiscal periods ended December 31. The information presented in the table below reflects the management fees in effect during each of the periods shown.

                                                      2001                           2000                          1999
                                             -----------------------    -------------------------------   -----------------------
Portfolio Name                               Advisory Fees   Waivers    Advisory Fees(1)     Waivers      Advisory Fees   Waivers
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                              $19,964,950    $    --      $24,948,688        $   --        $11,643,196    $   --
Aggressive Growth Portfolio                   $17,257,955    $    --      $29,581,977        $   --        $10,080,519    $   --
Capital Appreciation Portfolio                $ 8,901,772    $    --      $ 8,477,539        $   --        $ 1,716,060    $   --
Strategic Value Portfolio                     $    87,965    $12,203      $    15,984(2)     $15,984(2,3)          N/A        N/A
Core Equity Portfolio(4)                      $    94,870    $    --      $   118,672        $70,742       $   106,069    $14,279
Balanced Portfolio                            $22,559,338    $    --      $20,105,983        $   --        $10,804,814    $   --
Growth and Income Portfolio                   $ 1,163,163    $    --      $   935,796        $   --        $   201,847    $   --
International Growth Portfolio                $ 9,648,235    $    --      $ 9,772,975        $   --        $ 2,829,430    $   --
Worldwide Growth Portfolio                    $42,291,852    $    --      $54,995,300        $   --        $25,509,504    $   --
Global Life Sciences Portfolio                $   290,630    $    --      $  133,995 (5)     $   --                N/A        N/A
Global Technology Portfolio                   $ 2,057,015    $    --      $2,010,693 (5)     $   --                N/A        N/A
Flexible Income Portfolio                     $ 2,041,819    $    --      $ 1,344,877        $   --        $ 1,051,109    $   --

(1) The management fee paid by Growth, Aggressive Growth, Capital Appreciation, Core Equity, Balanced, Growth and Income, International Growth and Worldwide Growth Portfolios was reduced to 0.65% of the average daily net assets of each Portfolio.
(2) May 1, 2000 (inception) to December 31, 2000.
(3) Fee waiver by Janus Capital exceeded the advisory fee.
(4) Formerly, Equity Income Portfolio.
(5) January 18, 2000 (inception) to December 31, 2000.

          Each Portfolio's Advisory Agreement is dated April 3, 2002, and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolios' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares of each Portfolio or the Trustees of the Portfolios. Each Advisory Agreement (i) may be terminated without the payment of any penalty by any Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including the Trustees who are not interested persons of that Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Portfolio.

          Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

          In approving the Portfolios' existing Advisory Agreements, the Trustees considered various matters relating to the possible effects on Janus Capital and the Portfolios of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

          In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Portfolios' Advisory Agreements as in effect from year to year. The Trustees considered information about, among other things:

          - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Portfolios), resources and investment process;

          - the terms of each Advisory Agreement;

          - the scope and quality of the services that Janus Capital has been providing to the Portfolios;

          - the investment performance of each Portfolio and of comparable funds managed by other advisers over various periods;

          - the advisory fee rates payable to Janus Capital by the Portfolios and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

          - the total expense ratio of each Portfolio and of comparable funds managed by other advisers;

          - compensation payable by the Portfolios to affiliates of Janus Capital for other services;

          - the profitability to Janus Capital and its affiliates of their relationships with the Portfolios; and

          - Janus Capital's use of the Portfolios' brokerage transactions to obtain research benefiting the Portfolios or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Portfolios.

          Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

          With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchases securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO

          Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

          Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

          Pursuant to an exemptive order granted by the SEC, the Portfolios and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

          Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          Janus Capital does not permit the Portfolios' portfolio managers to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics which applies to Directors/Trustees of Janus Capital and the Portfolios and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Portfolios and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolios.

          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940
          Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

          Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolios. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.

          The Portfolios pay DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the equity portfolios and $3.98 per shareholder account for Flexible Income Portfolio for the use of DST's shareholder accounting system.

          Prior to June 1, 2001, the Portfolios also paid DST a monthly base fee for the use of its portfolio and fund accounting system, of $265 to $1,323 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month). Effective June 1, 2001, State Street Bank and Trust Company acquired the portfolio and fund accounting system of DST.

          The Trustees have authorized the Portfolios to use an affiliate of DST as introducing broker for certain Portfolio transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Portfolio under its waiver agreement, and such Portfolio receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

          Janus Distributors LLC ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolios. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

          Decisions as to the assignment of portfolio business for the Portfolios and negotiation of its commission rates are made by Janus Capital whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

          Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; and rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

          For the year ended December 31, 2001, the total brokerage commissions paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios are summarized below:

Portfolio Name                                                Commissions    Transactions
------------------------------------------------------------------------------------------
Growth Portfolio                                              $2,316,685    $1,658,511,653
Aggressive Growth Portfolio                                   $3,033,478    $1,954,351,001
Capital Appreciation Portfolio                                $1,671,235    $1,393,566,670
Strategic Value Portfolio                                     $   36,231    $   21,446,650
Core Equity Portfolio(1)                                      $   28,128    $   19,839,485
Balanced Portfolio                                            $3,054,114    $2,364,793,906
Growth and Income Portfolio                                   $  158,616    $  112,087,780
International Growth Portfolio                                $  283,659    $  182,788,634
Worldwide Growth Portfolio                                    $2,406,747    $1,639,352,564
Global Life Sciences Portfolio                                $   33,330    $   31,876,085
Global Technology Portfolio                                   $  178,141    $   90,753,082

(1) Formerly, Equity Income Portfolio.
Note: Portfolios that are not included in the table did not pay any commissions related to research for the stated period.

          Janus Capital may use research products and services in servicing other accounts in addition to the Portfolios. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolios. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

          Janus Capital may consider sales of Portfolio Shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio Shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Portfolio (i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing Portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

          The Portfolios' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms.

          The following table lists the total amount of brokerage commissions paid by each Portfolio for the fiscal periods ending on December 31st of each year:

Portfolio Name                                                   2001           2000           1999
------------------------------------------------------------------------------------------------------
Growth Portfolio                                              $ 3,206,915    $ 3,423,084    $1,800,731
Aggressive Growth Portfolio                                   $ 4,314,792    $ 2,582,189    $1,664,794
Capital Appreciation Portfolio                                $ 1,879,337    $   730,533    $  232,858
Strategic Value Portfolio                                     $    44,753    $     8,024(1)        N/A
Core Equity Portfolio(2)                                      $    35,898    $    22,893    $   15,272
Balanced Portfolio                                            $ 3,841,938    $ 2,213,641    $1,254,757
Growth and Income Portfolio                                   $   216,649    $   131,011    $   39,174
International Growth Portfolio                                $ 3,133,111    $ 3,344,307    $1,084,559
Worldwide Growth Portfolio                                    $12,988,041    $13,476,203    $7,327,446
Global Life Sciences Portfolio                                $    72,825    $    60,730(3)        N/A
Global Technology Portfolio                                   $   478,746    $   499,126(3)        N/A
Flexible Income Portfolio                                     $         0    $     1,311    $    1,200

(1) May 1, 2000 (inception) to December 31, 2000.
(2) Formerly, Equity Income Portfolio.
(3) January 18, 2000 (inception) to December 31, 2000.

          Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Portfolio's out-of-pocket expenses as follows:

                                                                Commission Paid
                                                              through DSTS for the
                                                                  Period Ended       Reduction of   % of Total     % of Total
Portfolio Name                                                 December 31, 2001*     Expenses*     Commissions   Transactions
------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                    $25,075            $18,811         0.78%          0.82%
Aggressive Growth Portfolio                                         $26,449            $19,842         0.61%          0.53%
Strategic Value Portfolio                                           $   260            $   195         0.58%          0.23%
Core Equity Portfolio**                                             $    95            $    71         0.26%          0.30%
Balanced Portfolio                                                  $24,610            $18,462         0.64%          0.60%
Growth and Income Portfolio                                         $   763            $   572         0.35%          0.25%
Worldwide Growth Portfolio                                          $15,224            $11,421         0.12%          0.14%
Global Life Sciences Portfolio                                      $   128            $    96         0.18%          0.06%

 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
** Formerly, Equity Income Portfolio.
Note: Portfolios that did not execute trades with DSTS during the stated periods are not included in the table.

                                                        Commission Paid                        Commission Paid
                                                      through DSTS for the                   through DSTS for the
                                                          Period Ended       Reduction of        Period Ended        Reduction of
Portfolio Name                                         December 31, 2000*     Expenses*       December 31, 1999*      Expenses*
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                            $   --             $   --               $7,244              $5,433
Core Equity Portfolio**                                     $    37            $    28              $  --               $  --
Balanced Portfolio                                          $   --             $   --               $2,294              $1,721
Growth and Income Portfolio                                 $   305            $   229              $   55              $   41
International Growth Portfolio                              $ 1,241            $   931              $  --               $  --
Worldwide Growth Portfolio                                  $16,745            $12,559              $  --               $  --

 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
** Formerly, Equity Income Portfolio.
Note: Portfolios that did not execute trades with DSTS during the periods indicated are not included in the table.

          The Portfolios may also place trades with E*Trade Securities ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Janus Capital owns, in the aggregate, more than 5% of the outstanding securities of E*Trade Group in various accounts, including the Portfolios. By virtue of such ownership, E*Trade Group is considered an affiliate of Janus Capital for 1940 Act purposes. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Portfolios, E*Trade is considered an affiliated broker of the Portfolios. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Portfolio to E*Trade for the fiscal year ended December 31, 2001. The Portfolios did not execute any transactions through E*Trade during their fiscal years ended December 31, 1999 or December 31, 2000. Portfolios not listed below did not pay any commissions to E*Trade.

                                                              Aggregate Commissions
Portfolio Name                                                   Paid to E*Trade
-----------------------------------------------------------------------------------
Growth Portfolio                                                     $  618
International Growth Portfolio                                       $2,157
Worldwide Growth Portfolio                                           $8,814
Global Technology Portfolio                                          $  205

          For the most recent fiscal year ended December 31, 2001, the table below shows the percentage of each Portfolio's aggregate brokerage commissions paid to E*Trade and the percentage of each Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through E*Trade. Portfolios not listed below did not pay any commissions to E*Trade.

                                                                                            Percentage of Aggregate
                                                                Percentage of Aggregate      Transactions Effected
Portfolio Name                                                Commissions Paid to E*Trade       Through E*Trade
-------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                        0.02%                         0.05%
International Growth Portfolio                                          0.07%                         0.24%
Worldwide Growth Portfolio                                              0.07%                         0.19%
Global Technology Portfolio                                             0.04%                         0.12%

          As of December 31, 2001, certain Portfolios owned securities of their regular broker-dealers (or parents), as shown below:

                                                                        Name of                           Value of
Portfolio Name                                                       Broker-Dealer                    Securities Owned
----------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                   Charles Schwab Corp.                                 $50,788,335
Growth Portfolio                                   Goldman Sachs Group, Inc.                            $26,823,764
Growth Portfolio                                   Merrill Lynch & Company, Inc.                        $19,412,302
Aggressive Growth Portfolio                        Charles Schwab Corp.                                 $14,353,994
Aggressive Growth Portfolio                        E*TRADE Group, Inc.                                  $17,568,397
Capital Appreciation Portfolio                     Goldman Sachs Group, Inc.                            $65,331,245
Capital Appreciation Portfolio                     J.P. Morgan Chase & Co.                              $14,083,808
Capital Appreciation Portfolio                     Merrill Lynch & Company, Inc.                        $27,326,985
Strategic Value Portfolio                          Lehman Brothers Holdings, Inc.                       $   230,460
Core Equity Portfolio                              J.P. Morgan Chase & Co.                              $   193,745
Balanced Portfolio                                 Charles Schwab Corp.                                 $10,416,193
Balanced Portfolio                                 J.P. Morgan Chase & Co.                              $42,170,478
Balanced Portfolio                                 Salomon Smith Barney Holdings, Inc.                  $17,974,688
Growth and Income Portfolio                        Charles Schwab Corp.                                 $ 1,206,521
Growth and Income Portfolio                        Goldman Sachs Group, Inc.                            $ 2,045,601
Growth and Income Portfolio                        J.P. Morgan Chase & Co.                              $ 2,629,014
Growth and Income Portfolio                        Merrill Lynch & Company, Inc.                        $ 2,026,088
Worldwide Growth Portfolio                         Goldman Sachs Group, Inc.                            $42,329,709

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

          The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

          Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus
          Capital: Janus Investment Fund and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

          The Portfolios' officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund and Janus Adviser Series.

---------------------------------------------------------------------------------------------------------
                                                TRUSTEES
---------------------------------------------------------------------------------------------------------

NAME, AGE AND              POSITIONS HELD WITH                          PRINCIPAL OCCUPATIONS DURING THE
ADDRESS                    PORTFOLIOS           LENGTH OF TIME SERVED   PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         President,           5/93-Present            Until July 1, 2002, President and
 100 Fillmore Street       Chairman                                     Chief Executive Officer of Janus
 Denver, CO 80206          and Trustee                                  Capital. Formerly, President and
 Age 64                                                                 Director (1994-2002) of Janus
                                                                        Foundation; Chairman and Director
                                                                        (1978-2002) of Janus Capital
                                                                        Corporation; and Director (1997-
                                                                        2001) of Janus Distributors, Inc.
---------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee              6/02-Present            Executive Vice President and
 100 Fillmore Street                                                    Chief Operating Officer of The
 Denver, CO 80206                                                       Rockefeller Brothers Fund (a
 Age 45                                                                 private family foundation).
                                                                        Formerly, Director of Investments
                                                                        (1991-1998) of The John D. and
                                                                        Catherine T. MacArthur Foundation
                                                                        (a private family foundation).
---------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee              6/02-Present            President and Chief Executive
 100 Fillmore Street                                                    Officer of The Field Museum of
 Denver, CO 80206                                                       Natural History. Formerly, Senior
 Age 64                                                                 Vice President (1987-1997) of
                                                                        Booz-Allen & Hamilton, Inc. (a
                                                                        management consulting firm).
---------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Trustee              9/93-Present            Private Investor. Formerly (1997-
 100 Fillmore Street                                                    1998) Chief Financial
 Denver, CO 80206                                                       Officer - Boston Market Concepts,
 Age 58                                                                 Boston Chicken, Inc., Golden, CO
                                                                        (a restaurant chain).
---------------------------------------------------------------------------------------------------------

-------------------------  -----------------------------------------------
                                              TRUSTEES
-------------------------  -----------------------------------------------
                           NUMBER OF PORTFOLIOS IN
NAME, AGE AND              FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                    BY TRUSTEE               HELD BY TRUSTEE
-------------------------  -----------------------------------------------
INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 64
---------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------
 William F. McCalpin       52                       Founding Director and
 100 Fillmore Street                                Board Chair, Solar
 Denver, CO 80206                                   Development
 Age 45                                             Foundation; Trustee
                                                    and Vice President,
                                                    Asian Cultural
                                                    Council.
---------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     52                       Chairman of the Board,
 100 Fillmore Street                                Divergence LLC;
 Denver, CO 80206                                   Director of A.M.
 Age 64                                             Castle & Co., Harris
                                                    Insight Funds, W.W.
                                                    Grainger, Inc.;
                                                    Trustee of WTTW
                                                    (Chicago public
                                                    television station),
                                                    the University of
                                                    Chicago and Chicago
                                                    Public Education Fund.
---------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 58
---------------------------------------------------------------------------------------------------------

* The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

---------------------------------------------------------------------------------------------------------
                                                TRUSTEES
---------------------------------------------------------------------------------------------------------

NAME, AGE AND              POSITIONS HELD WITH                          PRINCIPAL OCCUPATIONS DURING THE
ADDRESS                    PORTFOLIOS           LENGTH OF TIME SERVED   PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee              1/97-Present            Professor of Business, University
 100 Fillmore Street                                                    of Colorado, Colorado Springs,
 Denver, CO 80206                                                       CO. Formerly, Distinguished
 Age 58                                                                 Visiting Professor of Business
                                                                        (2001-2002), Thunderbird
                                                                        (American Graduate School of
                                                                        International Management),
                                                                        Phoenix, AZ; and Principal (1988-
                                                                        1999) of Phillips-Smith Retail
                                                                        Group, Colorado Springs, CO (a
                                                                        venture capital firm).
---------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee              9/93-Present            Corporate Vice President and
 100 Fillmore Street                                                    General Manager of MKS
 Denver, CO 80206                                                       Instruments - HPS Products,
 Age 57                                                                 Boulder, CO (a manufacturer of
                                                                        vacuum fittings and valves).
---------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee              9/93-Present            Consultant
 100 Fillmore Street
 Denver, CO 80206
 Age 63
---------------------------------------------------------------------------------------------------------

-------------------------  -----------------------------------------------
                                              TRUSTEES
-------------------------  -----------------------------------------------
                           NUMBER OF PORTFOLIOS IN
NAME, AGE AND              FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                    BY TRUSTEE               HELD BY TRUSTEE
-------------------------  -----------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------
 James T. Rothe            52                       Director of Optika,
 100 Fillmore Street                                Inc. and NeoCore Corp.
 Denver, CO 80206
 Age 58
--------------------------------------------------------------------------
 William D. Stewart        52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 57
--------------------------------------------------------------------------
 Martin H. Waldinger       52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
--------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND
ADDRESS               POSITIONS HELD WITH PORTFOLIOS  LENGTH OF TIME SERVED  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
 Laurence J. Chang*   Executive Vice President and    1/00-Present           Vice President of Janus Capital. Formerly,
 100 Fillmore Street  Co- Portfolio Manager                                  Analyst (1993-1998) for Janus Capital
 Denver, CO 80206     Worldwide Growth Portfolio                             Corporation.
 Age 36
-----------------------------------------------------------------------------------------------------------------------------
 Jonathan D.          Executive Vice President and    2/02-Present           Vice President of Janus Capital. Formerly,
 Coleman*             Portfolio Manager                                      Co-Portfolio Manager (1997-2000) for other Janus
 100 Fillmore Street  Aggressive Growth Portfolio                            accounts and Analyst (1994-1997 and 2000-2002)
 Denver, CO 80206                                                            for Janus Capital Corporation.
 Age 31
-----------------------------------------------------------------------------------------------------------------------------
 David J. Corkins*    Executive Vice President and    11/97-Present          Vice President of Janus Capital. Formerly,
 100 Fillmore Street  Portfolio Manager                                      Analyst (1995-1997) for Janus Capital
 Denver, CO 80206     Growth and Income Portfolio                            Corporation.
 Age 35
-----------------------------------------------------------------------------------------------------------------------------
 David C. Decker*     Executive Vice President and    12/99-Present          Vice President of Janus Capital.
 100 Fillmore Street  Portfolio Manager
 Denver, CO 80206     Strategic Value Portfolio
 Age 36
-----------------------------------------------------------------------------------------------------------------------------
 Helen Young Hayes*   Executive Vice President and    3/94-Present           Vice President and Managing Director of
 100 Fillmore Street  Co-Portfolio Manager                                   Investments of Janus Capital. Formerly, Director
 Denver, CO 80206     Worldwide Growth Portfolio and                         (2000-2002) for Janus Capital Corporation.
 Age 39               International Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
 C. Mike Lu*          Executive Vice President and    12/99-Present          Vice President of Janus Capital. Formerly,
 100 Fillmore Street  Portfolio Manager                                      Analyst (1991-1998) for Janus Capital
 Denver, CO 80206     Global Technology Portfolio                            Corporation.
 Age 32
-----------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn*       Executive Vice President and    1/01-Present           Vice President of Janus Capital. Formerly,
 100 Fillmore Street  Co-Portfolio Manager                                   Analyst (1991-2001) for Janus Capital
 Denver, CO 80206     International Growth Portfolio                         Corporation.
 Age 38
-----------------------------------------------------------------------------------------------------------------------------
 Thomas R. Malley*    Executive Vice President and    12/99-Present          Vice President of Janus Capital. Formerly,
 100 Fillmore Street  Portfolio Manager                                      Analyst (1991-1998) for Janus Capital
 Denver, CO 80206     Global Life Sciences Portfolio                         Corporation.
 Age 33
-----------------------------------------------------------------------------------------------------------------------------
 Karen L. Reidy*      Executive Vice President and    1/00-Present           Vice President of Janus Capital. Formerly,
 100 Fillmore Street  Portfolio Manager                                      Analyst (1995-1999) for Janus Capital
 Denver, CO 80206     Balanced Portfolio and                                 Corporation.
 Age 35               Core Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
 Blaine P. Rollins*   Executive Vice President and    1/00-Present           Vice President of Janus Capital.
 100 Fillmore Street  Portfolio Manager
 Denver, CO 80206     Growth Portfolio
 Age 35
-----------------------------------------------------------------------------------------------------------------------------
 Scott W. Schoelzel*  Executive Vice President and    5/97-Present           Vice President of Janus Capital.
 100 Fillmore Street  Portfolio Manager
 Denver, CO 80206     Capital Appreciation Portfolio
 Age 43
-----------------------------------------------------------------------------------------------------------------------------
 Ronald V. Speaker*   Executive Vice President and    5/93-Present           Vice President of Janus Capital.
 100 Fillmore Street  Portfolio Manager
 Denver, CO 80206     Flexible Income Portfolio
 Age 37
-----------------------------------------------------------------------------------------------------------------------------

* "Interested person" of the Trust by virtue of positions with Janus Capital.


----------------------------------------------------------------------------------------------------------------------------------
                                                             OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND
ADDRESS                    POSITIONS HELD WITH PORTFOLIOS  LENGTH OF TIME SERVED  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
 Thomas A. Early*          Vice President and General      3/98-Present           Vice President, General Counsel, Secretary and
 100 Fillmore Street       Counsel                                                Interim Director of Janus Capital; Vice
 Denver, CO 80206                                                                 President, General Counsel and Secretary of
 Age 47                                                                           Janus Distributors; Vice President, General
                                                                                  Counsel, Secretary and Director of Janus
                                                                                  Services, Janus Capital International LLC and
                                                                                  Janus Institutional Services LLC; Vice
                                                                                  President, General Counsel and Director to Janus
                                                                                  International (Asia) Limited and Janus
                                                                                  International Limited; Vice President, General
                                                                                  Counsel and Secretary to the Janus Foundation;
                                                                                  and Director for Janus Capital Trust Manager
                                                                                  Limited and Janus World Funds. Formerly,
                                                                                  Director (2001) of Janus Distributors, Inc.;
                                                                                  Vice President, General Counsel, Secretary and
                                                                                  Director (2000-2002) of Janus International
                                                                                  Holding, Inc.; and Executive Vice President and
                                                                                  General Counsel/Mutual Funds (1994-1998) of
                                                                                  Prudential Insurance Company.
----------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe*           Vice President                  12/99-Present          Vice President and Assistant General Counsel to
 100 Fillmore Street                                                              Janus Capital, Janus Distributors and Janus
 Denver, CO 80206                                                                 Services. Formerly, Assistant Vice President
 Age 36                                                                           (1997-1999) and Associate Counsel (1995-1999)
                                                                                  for Janus Capital Corporation and Assistant Vice
                                                                                  President (1998-2000) for Janus Service
                                                                                  Corporation.
----------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes*      Vice President and Secretary    12/99-Present          Vice President and Assistant General Counsel of
 100 Fillmore Street                                                              Janus Capital, Janus Distributors and Janus
 Denver, CO 80206                                                                 Services. Formerly, Assistant Vice President
 Age 36                                                                           (1997-1999) of Janus Capital Corporation; Chief
                                                                                  Compliance Officer, Director and President
                                                                                  (1997-1999) of Janus Distributors, Inc.; and
                                                                                  Assistant Vice President (1998-2000) of Janus
                                                                                  Service Corporation.
----------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski*        Vice President                  6/02-Present           Vice President and Chief Compliance Officer of
 100 Fillmore Street                                                              Janus Capital and Janus Distributors LLC; and
 Denver, CO 80206                                                                 Assistant Vice President of Janus Services LLC.
 Age 45                                                                           Formerly, Senior Vice President and Director
                                                                                  (1985-2000) of Mutual Fund Compliance for Van
                                                                                  Kampen Funds.
----------------------------------------------------------------------------------------------------------------------------------
 Glenn P. O'Flaherty*      Treasurer and Chief Accounting  1/96-Present           Vice President of Janus Capital. Formerly,
 100 Fillmore Street       Officer                                                Director of Fund Accounting (1991-1997) of Janus
 Denver, CO 80206                                                                 Capital Corporation.
 Age 43
----------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr*           Vice President and Chief        9/01-Present           Vice President of Finance, Treasurer, Chief
 100 Fillmore Street       Financial Officer                                      Financial Officer and Interim Director of Janus
 Denver, CO 80206                                                                 Capital; Vice President of Finance, Treasurer
 Age 40                                                                           and Chief Financial Officer of Janus Services
                                                                                  and Janus International Limited; Vice President
                                                                                  of Finance, Treasurer, Chief Financial Officer
                                                                                  and Director of Janus Distributors, Janus
                                                                                  Capital International LLC and Janus
                                                                                  Institutional Services LLC; and Director of
                                                                                  Janus Capital Trust Manager Limited and Janus
                                                                                  World Funds. Formerly, Vice President of
                                                                                  Finance, Treasurer, Chief Financial Officer
                                                                                  (2001-2002) and Director (2002) of Janus
                                                                                  International Holding, Inc.; Managing Director,
                                                                                  Treasurer and Head of Corporate Finance and
                                                                                  Reporting (1998-2001) for Putnam Investments;
                                                                                  and Senior Vice President of Financial Planning
                                                                                  and Analysis (1996-1998) for Lehman Brothers,
                                                                                  Inc.
----------------------------------------------------------------------------------------------------------------------------------
 Heidi J. Walter*          Vice President                  4/00-Present           Vice President and Assistant General Counsel to
 100 Fillmore Street                                                              Janus Capital and Janus Services. Formerly, Vice
 Denver, CO 80206                                                                 President and Senior Legal Counsel (1995-1999)
 Age 34                                                                           for Stein Roe & Farnham, Inc.
----------------------------------------------------------------------------------------------------------------------------------

* "Interested person" of the Trust by virtue of positions with Janus Capital.

          The Trustees are responsible for major decisions relating to each Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------------------

                                    FUNCTIONS                               MEMBERS (AS OF JUNE 19, 2002)
--------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE                    Reviews the financial reporting         John W. McCarter, Jr. (Chairman)
                                    process, the system of internal         Dennis B. Mullen
                                    control, the audit process, and the     William D. Stewart
                                    Trusts' process for monitoring
                                    compliance with investment
                                    restrictions and applicable laws and
                                    the Trusts' Code of Ethics.
--------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE                Reviews and makes recommendations       James T. Rothe (Chairman)
                                    regarding matters related to the        William F. McCalpin
                                    Trusts' use of brokerage commissions    Dennis B. Mullen
                                    and placement of portfolio
                                    transactions.
--------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE             Reviews various matters related to the  Martin H. Waldinger (Chairman)
                                    operations of the Janus Money Market    William F. McCalpin
                                    Funds, including compliance with each   James T. Rothe
                                    Trust's Money Market Fund Procedures.
--------------------------------------------------------------------------------------------------------------
 NOMINATING AND GOVERNANCE          Identifies and recommends individuals   Dennis B. Mullen (Chairman)
 COMMITTEE                          for Trustee membership, consults with   John W. McCarter, Jr.
                                    Management in planning Trustee          William D. Stewart
                                    meetings, and oversees the
                                    administration of, and ensures the
                                    compliance with, the Governance
                                    Procedures and Guidelines adopted by
                                    the Trusts.
--------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE                  Determines the fair value of            William D. Stewart (Chairman)
                                    restricted securities and other         James T. Rothe
                                    securities for which market quotations  Martin H. Waldinger are not readily available, pursuant to
                                    procedures adopted by the Trustees.
--------------------------------------------------------------------------------------------------------------

----------------------------------  -----------------------------------
                                    NUMBER OF MEETINGS HELD DURING LAST
                                    FISCAL YEAR
----------------------------------  -----------------------------------
 AUDIT COMMITTEE                    4
-----------------------------------------------------------------------
 BROKERAGE COMMITTEE                5
-----------------------------------------------------------------------
 MONEY MARKET COMMITTEE             4
-----------------------------------------------------------------------
 NOMINATING AND GOVERNANCE          5
 COMMITTEE
-----------------------------------------------------------------------
 PRICING COMMITTEE                  15
-----------------------------------------------------------------------

          The table below gives the dollar range of shares of each Portfolio described in this SAI, as well as the aggregate dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001.

---------------------------------------------------------------------------------------
                           DOLLAR RANGE OF EQUITY
NAME OF TRUSTEE            SECURITIES IN THE PORTFOLIOS
---------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------
 THOMAS H. BAILEY          None
---------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN+      None
---------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.+    None
---------------------------------------------------------------------------------------
 DENNIS B. MULLEN          None
---------------------------------------------------------------------------------------
 JAMES T. ROTHE            None
---------------------------------------------------------------------------------------
 WILLIAM D. STEWART        None
---------------------------------------------------------------------------------------
 MARTIN H. WALDINGER       None
---------------------------------------------------------------------------------------

-------------------------  -------------------------------------------------------------
                           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
NAME OF TRUSTEE            INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN JANUS FUNDS
-------------------------  -------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------
 THOMAS H. BAILEY          Over $100,000
---------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN+      Over $100,000
---------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.+    None
---------------------------------------------------------------------------------------
 DENNIS B. MULLEN          Over $100,000
---------------------------------------------------------------------------------------
 JAMES T. ROTHE            Over $100,000
---------------------------------------------------------------------------------------
 WILLIAM D. STEWART        Over $100,000
---------------------------------------------------------------------------------------
 MARTIN H. WALDINGER       Over $100,000
---------------------------------------------------------------------------------------

+ Trustee since June 2002.

          As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors or their control persons.

          The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds.

                                                              Aggregate Compensation       Total Compensation
                                                              from the Portfolios for   from the Janus Funds for
                                                                 fiscal year ended         calendar year ended
Name of Person, Position*                                        December 31, 2001        December 31, 2001****
-----------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                              $     0                   $      0
William D. Stewart, Trustee***                                        $21,597                   $185,000
Dennis B. Mullen, Trustee***                                          $20,784                   $185,000
Martin H. Waldinger, Trustee***                                       $21,933                   $185,000
James T. Rothe, Trustee***                                            $20,559                   $185,000

   * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Portfolios described in this SAI or the Janus Funds during the periods shown in the table.
  ** Mr. Bailey is being treated as an interested person of the Portfolios and
     Janus Capital and is compensated by Janus Capital.
 *** Independent Trustee.
**** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION

          As stated in the Portfolios' Prospectus, the net asset value ("NAV") of the Shares of each Portfolio is determined once each day the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of each Portfolio is not determined on days the NYSE is closed. The per Share NAV of the Shares of each Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of a Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and approved by the Trustees and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").

          Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's NAV is not calculated. A Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the exchange or market on which that security is traded, and before the Portfolio calculates its NAV per Share, then that security may be valued in good faith under the Valuation Procedures.

PURCHASES

          Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolios are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by a Portfolio or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the different Portfolios.

REDEMPTIONS

          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Portfolios to sell their Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

          It is a policy of the Shares of the Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code ("Code"). In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends and capital gains distributions, if any, on a Portfolio's Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.

          The Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolios, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed.

          Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolios that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each Portfolio which will reduce its investment company taxable income.

          Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

          The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of each Portfolio. As of April 2, 2002, all of the outstanding Shares of the Portfolios were owned by certain insurance company separate accounts or qualified plans. The percentage ownership of each separate account or plan owning 5% or more of the Shares of any Portfolio is as follows:

          Aetna Life Insurance and Annuity Company, ACES - Separate Account B, 151 Farmington Avenue, Hartford, CT 06156-0001, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Growth Portfolio                                                 31.56%
Aggressive Growth Portfolio                                      58.55%
Balanced Portfolio                                               32.72%
Worldwide Growth Portfolio                                       33.15%
Flexible Income Portfolio                                        35.20%

          AUL Group Retirement Account II, P.O. Box 1955, Indianapolis, IN 46206-9102, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Flexible Income Portfolio                                        12.67%

          Automatic Data Processing, Inc., 1 ADP Boulevard, Roseland, NJ 07068-1786, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
International Growth Portfolio                                   7.87%

          Connecticut Mutual Life Insurance Company, 1295 State Street, Springfield, MA 01111-0001, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Capital Appreciation Portfolio                                   14.08%

          GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230-1702, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Growth Portfolio                                                 18.46%
Aggressive Growth Portfolio                                      11.51%
Capital Appreciation Portfolio                                   35.92%
Balanced Portfolio                                               16.09%
International Growth Portfolio                                   18.33%
Worldwide Growth Portfolio                                       10.23%
Flexible Income Portfolio                                        21.38%

          Great-West Life and Annuity Insurance Company, 8515 E. Orchard Road, Englewood, CO 80111-5037, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Flexible Income Portfolio                                        8.81%

          Kemper Investors Life Insurance Company, Variable Annuity Separate Account, 1 Kemper Drive, Long Grove, IL 60049-0001, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Growth and Income Portfolio                                      79.21%

          Lincoln Benefit Life, Variable Annuity Account, 2940 S. 83rd Street, Lincoln, NE 98506, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Flexible Income Portfolio                                        5.11%

          Lincoln National Life, Variable Annuity Account C, 1300 S. Clinton Street, Fort Wayne, IN 46802-3518, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Worldwide Growth Portfolio                                       5.37%

          MONY Life Insurance Company, MONY America Variable Account A, 1740 Broadway, Suite 635, New York, NY 10019-4315, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Capital Appreciation Portfolio                                   7.12%

          New York Life Insurance and Annuity Company, 300 Interspace Parkway, Parsippany, NJ 07054-1100, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Balanced Portfolio                                               25.37%
Worldwide Growth Portfolio                                       11.20%

          Pruco Life Insurance Company, 100 Mulberry Street, Newark, NJ 07102-4056, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Growth Portfolio                                                 12.84%
International Growth Portfolio                                   28.50%

          State Street Bank and Trust Company, FBO Northwest Airlines Retirement Savings Plan, 105 Rosemont Road, Westwood, MA 02090-2318, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
International Growth Portfolio                                   7.84%

          Western Reserve Life Assurance Company of Ohio, P.O. Box 5068, Clearwater, FL 33758-5068, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Strategic Value Portfolio                                       100.00%
Core Equity Portfolio                                            99.98%
Growth and Income Portfolio                                      17.04%
Global Life Sciences Portfolio                                  100.00%
Global Technology Portfolio                                     100.00%

          No qualified plan owned 10% or more of the shares of the Trust as a whole.

          The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

          Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on May 20, 1993. As of the date of this SAI, the Trust consists of fourteen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and one of which offers one class of shares.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion or subscription rights.

          The Portfolios discussed in this SAI each offer two or three classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans. The other classes of shares, Service Shares and Service II Shares, are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. For Service II Shares, a redemption fee may be imposed on interests in separate accounts or plans held 60 days or less.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. Shareholder is entitled to one vote for each Share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to each Portfolio's policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

          The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their

          Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned above in "Shareholder Meetings," each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Portfolios, audit the Portfolios' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

          Quotations of average annual total return for the Shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Shares of such Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the Shares of a Portfolio on an annual basis, and assume that all dividends and distributions are reinvested when paid.

          The average annual total return of the Shares of each Portfolio, computed as of December 31, 2001, is shown in the table below.

                                                                                         Average Annual Total Return
                                                                Date        Number      ------------------------------
                                                              Available    of Months      One       Five      Life of
                       Portfolio Name                         for Sale    in Lifetime     Year      Years    Portfolio
----------------------------------------------------------------------------------------------------------------------
Growth Portfolio - Institutional Shares                        9/13/93       99.5        (24.73%)   9.05%       11.83%
Aggressive Growth Portfolio - Institutional Shares             9/13/93       99.5        (39.45%)   7.08%       12.51%
Capital Appreciation Portfolio - Institutional Shares           5/1/97         56        (21.67%)     N/A       17.73%
Strategic Value Portfolio - Institutional Shares                5/1/00         20         (8.12%)     N/A       (4.84%)
Core Equity Portfolio - Institutional Shares(1)                 5/1/97         56        (11.75%)     N/A       19.12%
Balanced Portfolio - Institutional Shares                      9/13/93       99.5         (4.66%)  14.13%       14.31%
Growth and Income Portfolio - Institutional Shares              5/1/98         44        (13.37%)     N/A       12.72%
International Growth Portfolio - Institutional Shares           5/2/94         92        (23.23%)  10.32%       13.47%
Worldwide Growth Portfolio - Institutional Shares              9/13/93       99.5        (22.44%)  11.12%       15.75%
Global Life Sciences Portfolio - Institutional Shares          1/18/00       23.5        (16.43%)     N/A      (11.96%)
Global Technology Portfolio - Institutional Shares             1/18/00       23.5        (37.07%)     N/A      (36.24%)
Flexible Income Portfolio - Institutional Shares               9/13/93       99.5          7.74%    7.24%        8.14%

(1) Formerly, Equity Income Portfolio.

          Yield quotations for a Portfolio's Shares are based on the investment income per Share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                                                   6
                              YIELD = 2[(a - b + 1)  - 1]
                                         -----
                                          cd

          where a = dividend and interest income
                b = expenses accrued for the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends
                d = maximum net asset value per share on the last day of the period

          The yield for the 30-day period ending December 31, 2001, for the Shares of Flexible Income Portfolio is 5.64%.

          From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc., ("Morningstar") or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Portfolios may also compare their performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Lehman Brothers Government/Credit Index and the Nasdaq composite. In addition, the Portfolios may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Worldwide Growth Portfolio and International Growth Portfolio may also compare their performance to the record of global market indicators, such as the Morgan Stanley Capital International World Index or Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE(R) Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolios and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolios' investments.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

          The following audited financial statements for the period ended December 31, 2001 are hereby incorporated into this SAI by reference to the Portfolios' Annual Report dated December 31, 2001:

          Schedules of Investments as of December 31, 2001

          Statements of Assets and Liabilities as of December 31, 2001

          Statements of Operations for the period ended December 31, 2001

          Statements of Changes in Net Assets for the periods ended December 31, 2001 and 2000

          Financial Highlights for each of the periods indicated

          Notes to Financial Statements

          Report of Independent Accountants

          The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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                                  [JANUS LOGO]
                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020

                                                May 1, 2002
                                                As Supplemented May 13, 2002,
                                                May 31, 2002 and June 19, 2002



                                                Growth Portfolio
                                                Aggressive Growth Portfolio
                                                Capital Appreciation Portfolio
                                                Strategic Value Portfolio
                                                Core Equity Portfolio
                                                (Formerly Equity Income
                                                Portfolio)
                                                Balanced Portfolio
                                                Growth and Income Portfolio
                                                International Growth Portfolio
                                                Worldwide Growth Portfolio
                                                Global Life Sciences Portfolio
                                                Global Technology Portfolio
                                                Global Value Portfolio
                                                Flexible Income Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                      Statement of Additional Information

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of the Portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware business trust. Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Portfolio is managed separately by Janus Capital Management LLC ("Janus Capital"). Core Equity Portfolio was formerly known as Equity Income Portfolio. The name change was effective July 31, 2001.

The Service Shares of the Portfolios may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. Certain Portfolios also offer one or two additional classes of shares to certain qualified plans or separate accounts of insurance companies.

This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectus dated May 1, 2002, which is incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Portfolios, are incorporated by reference into this SAI and are also available, without charge from your insurance company or plan sponsor.

    [JANUS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Classification, Investment Policies and Restrictions, and
                Investment Strategies and Risks.............................    2
                Investment Adviser..........................................   23
                Custodian, Transfer Agent and Certain Affiliations..........   27
                Portfolio Transactions and Brokerage........................   28
                Trustees and Officers.......................................   33
                Shares of the Trust.........................................   39
                   Net Asset Value Determination............................   39
                   Purchases................................................   39
                   Distribution and Shareholder Servicing Plan..............   40
                   Redemptions..............................................   41
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................   42
                Principal Shareholders......................................   43
                Miscellaneous Information...................................   46
                   Shares of the Trust......................................   46
                   Shareholder Meetings.....................................   46
                   Voting Rights............................................   46
                   Independent Accountants..................................   47
                   Registration Statement...................................   47
                Performance Information.....................................   48
                Financial Statements........................................   50
                Appendix A..................................................   51
                   Explanation of Rating Categories.........................   51

CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION

          Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Aggressive Growth Portfolio, Capital Appreciation Portfolio, Strategic Value Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio and Global Value Portfolio intend to operate in a nondiversified manner. Each of these Portfolios may at times, however, operate in a diversified manner if market conditions warrant. The nondiversified Portfolios will be operated in a manner consistent with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"). Growth Portfolio, Core Equity Portfolio, Balanced Portfolio, Growth and Income Portfolio, International Growth Portfolio, Worldwide Growth Portfolio and Flexible Income Portfolio are diversified funds.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

          The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios. Each of these policies applies to all of the Portfolios, except policy (1), which applies only to the Portfolios specifically listed in that policy.

          (1) With respect to 75% of its total assets, Growth Portfolio, Core Equity Portfolio, Balanced Portfolio, Growth and Income Portfolio, International Growth Portfolio, Worldwide Growth Portfolio and Flexible Income Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

          Each Portfolio may not:

          (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities). This policy does not apply to Global Life Sciences Portfolio.

          (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

          (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolios from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

          (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

          (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

          (7) Borrow money except that the Portfolios may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolios may not issue "senior securities" in contravention of the 1940 Act.

          As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Portfolio.

          The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

          (a) A Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

          (b) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Equity Portfolios may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

          (c) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (d) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (e) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (f) The Portfolios may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

          For purposes of the Portfolios' restriction on investing in a particular industry, the Portfolios will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN PORTFOLIOS

          BALANCED PORTFOLIO. As an operational policy, at least 25% of the assets of Balanced Portfolio normally will be invested in fixed-income senior securities.

          GLOBAL LIFE SCIENCES PORTFOLIO. As a fundamental policy, Global Life Sciences Portfolio will normally invest at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          FLEXIBLE INCOME PORTFOLIO. As a fundamental policy, this Portfolio may not purchase a non-income-producing security if, after such purchase, less than 80% of the Portfolio's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

INVESTMENT STRATEGIES AND RISKS

Cash Position

          As discussed in the Prospectus, a Portfolio's cash position may temporarily increase under various circumstances. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolios may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").

Illiquid Investments

          Each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

          If illiquid securities exceed 15% of a Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, a Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Portfolio to decline.

          Each of the Portfolios may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio's NAV.

Securities Lending

          Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolios will not have the right to vote on securities while they are being lent, but it will generally call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Foreign Securities

          Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because the Portfolios' performance may depend on issues other than the performance of a particular company. These issues include:

          CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

          REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Short Sales

          Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.

          The Equity Portfolios may also engage in "naked" short sales. In a naked short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a

          Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Portfolio will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Portfolio must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

          Each Portfolio may invest up to 10% (without limit for Flexible Income Portfolio) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Portfolio's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Code, a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings which might cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

          The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

          From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolios may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts

          The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios' prospectus.

Municipal Obligations

          The Portfolios may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

          Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:

          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

          STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by that Portfolio at a specified price.

          TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          The Portfolios will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their holdings.

Repurchase and Reverse Repurchase Agreements

          In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

          A Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolios will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds

          Flexible Income Portfolio may invest without limit in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Within the parameters of its specific investment policies, no other Portfolio intends to invest 35% or more of its net assets in such bonds, except Core Equity Portfolio will, under normal circumstances, limit its investments in such bonds to 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

          Any Portfolio may also invest in unrated bonds of foreign and domestic issuers. For the Portfolios subject to such limit, unrated bonds will be included in each Portfolio's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investments grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

Defaulted Securities

          A Portfolio will invest in defaulted securities only when its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Portfolios subject to such limit, defaulted securities will be included in each Portfolio's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

          DISPOSITION OF PORTFOLIO SECURITIES. Although these Portfolios generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.

          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options and Other Derivative Instruments

          FUTURES CONTRACTS. The Portfolios may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolios' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business and by depositing margin payments in a segregated account with the Portfolios' custodian.

          The Portfolios intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolios will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolios hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

          A Portfolio's primary purpose in entering into futures contracts is to protect that Portfolio from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Portfolio may also use this technique with respect to an individual company's stock. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Portfolio holds an individual company's stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

          If a Portfolio owns bonds and the portfolio manager expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

          Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

          The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

          The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolios' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios' ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

          OPTIONS ON FOREIGN CURRENCIES. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

          The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolios' custodian.

          The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly.

          A put option written by a Portfolio is "covered" if that Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolios' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          A call option written by a Portfolio is "covered" if that Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolios' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash and other liquid assets in a segregated account with its custodian.

          The Portfolios also may write call options that are not covered for cross-hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

          A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.

          EURODOLLAR INSTRUMENTS. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

          SWAPS AND SWAP-RELATED PRODUCTS. A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

          There is no limit on the amount of interest rate swap transactions that may be entered into by a Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER
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          As stated in the Prospectus, each Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolios or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios.

          The Portfolios pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not affiliated with Janus Capital and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolios may reimburse Janus Capital for its costs.

          Growth Portfolio, Aggressive Growth Portfolio, Capital Appreciation Portfolio, Core Equity Portfolio, Balanced Portfolio, Growth and Income Portfolio, Strategic Value Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio and Global Value Portfolio have each agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the average daily net assets of each Portfolio.

          Janus Capital has agreed to reimburse Strategic Value Portfolio, Core Equity Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio and Global Value Portfolio by the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio until at least the next annual renewal of the advisory agreements. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the above expense limitation.

          Flexible Income Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the first $300 million of the average daily net assets of the Portfolio, plus 0.55% of the average daily net assets of the Portfolio in excess of $300 million. Janus Capital has agreed by contract to waive the advisory fee payable by Flexible Income Portfolio in an amount equal to the amount, if any, that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed 1% of the average daily net assets for a fiscal year. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the above expense limitation. Janus Capital has agreed to continue such waivers until at least the next annual renewal of the advisory agreements.

          The following table summarizes the advisory fees paid by the Portfolios and any advisory fee waivers for the last three fiscal periods indicated. The information below is for fiscal periods ended December 31. The information presented in the table below reflects the management fees in effect during each of the periods shown.

                                         2001                        2000                        1999
Portfolio Name                  Advisory Fees   Waivers   Advisory Fees(1)   Waivers    Advisory Fees   Waivers
---------------------------------------------------------------------------------------------------------------
Growth Portfolio                 $19,964,950    $    --     $24,948,688      $    --     $11,643,196    $    --
Aggressive Growth Portfolio      $17,257,955    $    --     $29,581,977      $    --     $10,080,519    $    --
Capital Appreciation Portfolio   $ 8,901,772    $    --     $ 8,477,539      $    --     $ 1,716,060    $    --
Strategic Value Portfolio        $    87,965    $12,203     $    15,984(2)   $15,984(3)          N/A        N/A
Core Equity Portfolio(4)         $    94,870    $    --     $   118,672      $70,742     $   106,069    $14,279
Balanced Portfolio               $22,559,338    $    --     $20,105,983      $    --     $10,804,814    $    --
Growth and Income Portfolio      $ 1,163,163    $    --     $   935,796      $    --     $   201,847    $    --
International Growth Portfolio   $ 9,648,235    $    --     $ 9,772,975      $    --     $ 2,829,430    $    --
Worldwide Growth Portfolio       $42,291,852    $    --     $54,995,300      $    --     $25,509,504    $    --
Global Life Sciences Portfolio   $   290,630    $    --     $   133,995(5)   $    --             N/A        N/A
Global Technology Portfolio      $ 2,057,015    $    --     $ 2,010,693(5)   $    --             N/A        N/A
Global Value Portfolio           $     8,495(6) $ 8,495(3)           N/A         N/A             N/A        N/A
Flexible Income Portfolio        $ 2,041,819    $    --     $ 1,344,877      $    --     $ 1,051,109    $    --

(1) The management fee paid by Growth, Aggressive Growth, Capital Appreciation, Core Equity, Balanced, Growth and Income, International Growth and Worldwide Growth Portfolios was reduced to 0.65% of the average daily net assets of each Portfolio.
(2) May 1, 2000 (inception) to December 31, 2000.
(3) Fee waiver by Janus Capital exceeded the advisory fee.
(4) Formerly, Equity Income Portfolio.
(5) January 18, 2000 (inception) to December 31, 2000.
(6) May 1, 2001 (inception) to December 31, 2001.

          Each Portfolio's Advisory Agreement is dated April 3, 2002, and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolios' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares of each Portfolio or the Trustees of the Portfolios. Each Advisory Agreement (i) may be terminated without the payment of any penalty by any Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including the Trustees who are not interested persons of that Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Portfolio.

          Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), is a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

          In approving the Portfolios' existing Advisory Agreements, the Trustees considered various matters relating to the possible effects on Janus Capital and the Portfolios of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

          In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Portfolios' Advisory Agreements as in effect from year to year. The Trustees considered information about, among other things:

          - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Portfolios), resources and investment process;

          - the terms of each Advisory Agreement;

          - the scope and quality of the services that Janus Capital has been providing to the Portfolios;

          - the investment performance of each Portfolio and of comparable funds managed by other advisers over various periods;

          - the advisory fee rates payable to Janus Capital by the Portfolios and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

          - the total expense ratio of each Portfolio and of comparable funds managed by other advisers;

          - compensation payable by the Portfolios to affiliates of Janus Capital for other services;

          - the profitability to Janus Capital and its affiliates of their relationships with the Portfolios; and

          - Janus Capital's use of the Portfolios' brokerage transactions to obtain research benefiting the Portfolios or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Portfolios.

          Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

          With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchases securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO

          Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

          Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

          Pursuant to an exemptive order granted by the SEC, the Portfolios and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

          Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          Janus Capital does not permit the Portfolios' portfolio managers to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics which applies to Directors/Trustees of Janus Capital and the Portfolios and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Portfolios and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolios.

          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
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          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940
          Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

          Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolios. Janus Services Corporation is not compensated for its services related to the Shares, except for out-of-pocket costs.

          The Portfolios pay DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the equity portfolios and $3.98 per shareholder account for Flexible Income Portfolio for the use of DST's shareholder accounting system.

          Prior to June 1, 2001, the Portfolios also paid DST a monthly base fee for the use of its portfolio and fund accounting system, of $265 to $1,323 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month). Effective June 1, 2001, State Street Bank and Trust Company acquired the portfolio and fund accounting system of DST.

          The Trustees have authorized the Portfolios to use an affiliate of DST as introducing broker for certain Portfolio transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Portfolio under its waiver agreement, and such Portfolio receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

          Janus Distributors LLC ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

PORTFOLIO TRANSACTIONS AND BROKERAGE
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          Decisions as to the assignment of portfolio business for the Portfolios and negotiation of its commission rates are made by Janus Capital whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

          Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; and rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

          For the year ended December 31, 2001, the total brokerage commissions paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios are summarized below:

Portfolio Name                                                Commissions    Transactions
------------------------------------------------------------------------------------------
Growth Portfolio                                              $2,316,685    $1,658,511,653
Aggressive Growth Portfolio                                   $3,033,478    $1,954,351,001
Capital Appreciation Portfolio                                $1,671,235    $1,393,566,670
Strategic Value Portfolio                                     $   36,231    $   21,446,650
Core Equity Portfolio(1)                                      $   28,128    $   19,839,485
Balanced Portfolio                                            $3,054,114    $2,364,793,906
Growth and Income Portfolio                                   $  158,616    $  112,087,780
International Growth Portfolio                                $  283,659    $  182,788,634
Worldwide Growth Portfolio                                    $2,406,747    $1,639,352,564
Global Life Sciences Portfolio                                $   33,330    $   31,876,085
Global Technology Portfolio                                   $  178,141    $   90,753,082
Global Value Portfolio                                        $    1,825    $      674,757

(1) Formerly, Equity Income Portfolio.
Note: Portfolios that are not included in the table did not pay any commissions related to research for the stated period.

          Janus Capital may use research products and services in servicing other accounts in addition to the Portfolios. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolios. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

          Janus Capital may consider sales of Portfolio Shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio Shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Portfolio (i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing Portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

          The Portfolios' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms.

          The following table lists the total amount of brokerage commissions paid by each Portfolio for the fiscal periods ending on December 31st of each year:

Portfolio Name                                                   2001           2000           1999
------------------------------------------------------------------------------------------------------
Growth Portfolio                                              $ 3,206,915    $ 3,423,084    $1,800,731
Aggressive Growth Portfolio                                   $ 4,314,792    $ 2,582,189    $1,664,794
Capital Appreciation Portfolio                                $ 1,879,337    $   730,533    $  232,858
Strategic Value Portfolio                                     $    44,753    $     8,024(1)        N/A
Core Equity Portfolio(2)                                      $    35,898    $    22,893    $   15,272
Balanced Portfolio                                            $ 3,841,938    $ 2,213,641    $1,254,757
Growth and Income Portfolio                                   $   216,649    $   131,011    $   39,174
International Growth Portfolio                                $ 3,133,111    $ 3,344,307    $1,084,559
Worldwide Growth Portfolio                                    $12,988,041    $13,476,203    $7,327,446
Global Life Sciences Portfolio                                $    72,825    $    60,730(3)        N/A
Global Technology Portfolio                                   $   478,746    $   499,126(3)        N/A
Global Value Portfolio                                        $     4,313(4)          N/A          N/A
Flexible Income Portfolio                                     $         0    $     1,311    $    1,200

(1) May 1, 2000 (inception) to December 31, 2000.
(2) Formerly, Equity Income Portfolio.
(3) January 18, 2000 (inception) to December 31, 2000.
(4) May 1, 2001 (inception) to December 31, 2001.

          Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Portfolio's out-of-pocket expenses as follows:

                                                                Commission Paid
                                                              through DSTS for the
                                                                  Period Ended       Reduction of    % of Total     % of Total
Portfolio Name                                                 December 31, 2001*     Expenses*     Commissions    Transactions
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                    $25,075            $18,811         0.78%           0.82%
Aggressive Growth Portfolio                                         $26,449            $19,842         0.61%           0.53%
Strategic Value Portfolio                                           $   260            $   195         0.58%           0.23%
Core Equity Portfolio**                                             $    95            $    71         0.26%           0.30%
Balanced Portfolio                                                  $24,610            $18,462         0.64%           0.60%
Growth and Income Portfolio                                         $   763            $   572         0.35%           0.25%
Worldwide Growth Portfolio                                          $15,224            $11,421         0.12%           0.14%
Global Life Sciences Portfolio                                      $   128            $    96         0.18%           0.06%

 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
** Formerly, Equity Income Portfolio.
Note: Portfolios that did not execute trades with DSTS during the periods indicated are not included in the table.

                                                       Commission Paid                         Commission Paid
                                                     through DSTS for the                   through DSTS for the
                                                         Period Ended        Reduction          Period Ended         Reduction of
Portfolio Name                                        December 31, 2000*    of Expenses*     December 31, 1999*       Expenses*
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                           $    --            $    --              $7,244               $5,433
Core Equity Portfolio**                                    $    37            $    28              $   --               $   --
Balanced Portfolio                                         $    --            $    --              $2,294               $1,721
Growth and Income Portfolio                                $   305            $   229              $   55               $   41
International Growth Portfolio                             $ 1,241            $   931              $   --               $   --
Worldwide Growth Portfolio                                 $16,745            $12,559              $   --               $   --

 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
** Formerly, Equity Income Portfolio.
Note: Portfolios that did not execute trades with DSTS during the periods indicated are not included in the table.

          The Portfolios may also place trades with E*Trade Securities ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Janus Capital owns, in the aggregate, more than 5% of the outstanding securities of E*Trade Group in various accounts, including the Portfolios. By virtue of such ownership, E*Trade Group is considered an affiliate of Janus Capital for 1940 Act purposes. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Portfolios, E*Trade is considered an affiliated broker of the Portfolios. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Portfolio to E*Trade for the fiscal year ended December 31, 2001. The Portfolios did not execute any transactions through E*Trade during their fiscal years ended December 31, 1999 or December 31, 2000. Portfolios not listed below did not pay any commissions to E*Trade.

                                                              Aggregate Commissions
Portfolio Name                                                   Paid to E*Trade
-----------------------------------------------------------------------------------
Growth Portfolio                                                     $  618
International Growth Portfolio                                       $2,157
Worldwide Growth Portfolio                                           $8,814
Global Technology Portfolio                                          $  205

          For the most recent fiscal year ended December 31, 2001, the table below shows the percentage of each Portfolio's aggregate brokerage commissions paid to E*Trade and the percentage of each Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through E*Trade. Portfolios not listed below did not pay any commissions to E*Trade.

                                                                                            Percentage of Aggregate
                                                                Percentage of Aggregate      Transactions Effected
Portfolio Name                                                Commissions Paid to E*Trade       Through E*Trade
-------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                        0.02%                         0.05%
International Growth Portfolio                                          0.07%                         0.24%
Worldwide Growth Portfolio                                              0.07%                         0.19%
Global Technology Portfolio                                             0.04%                         0.12%

          As of December 31, 2001, certain Portfolios owned securities of their regular broker-dealers (or parents), as shown below:

                                                                      Value of
                                             Name of                 Securities
Portfolio Name                            Broker-Dealer                 Owned
--------------------------------------------------------------------------------
Growth Portfolio                Charles Schwab Corp.                 $50,788,335
Growth Portfolio                Goldman Sachs Group, Inc.            $26,823,764
Growth Portfolio                Merrill Lynch & Company, Inc.        $19,412,302
Aggressive Growth Portfolio     Charles Schwab Corp.                 $14,353,994
Aggressive Growth Portfolio     E*TRADE Group, Inc.                  $17,568,397
Capital Appreciation Portfolio  Goldman Sachs Group, Inc.            $65,331,245
Capital Appreciation Portfolio  J.P. Morgan Chase & Co.              $14,083,808
Capital Appreciation Portfolio  Merrill Lynch & Company, Inc.        $27,326,985
Strategic Value Portfolio       Lehman Brothers Holdings, Inc.       $   230,460
Core Equity Portfolio           J.P. Morgan Chase & Co.              $   193,745
Balanced Portfolio              Charles Schwab Corp.                 $10,416,193
Balanced Portfolio              J.P. Morgan Chase & Co.              $42,170,478
Balanced Portfolio              Salomon Smith Barney Holdings, Inc.  $17,974,688
Growth and Income Portfolio     Charles Schwab Corp.                 $ 1,206,521
Growth and Income Portfolio     Goldman Sachs Group, Inc.            $ 2,045,601
Growth and Income Portfolio     J.P. Morgan Chase & Co.              $ 2,629,014
Growth and Income Portfolio     Merrill Lynch & Company, Inc.        $ 2,026,088
Worldwide Growth Portfolio      Goldman Sachs Group, Inc.            $42,329,709

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

          The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

          Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus
          Capital: Janus Investment Fund and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

          The Portfolios' officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund and Janus Adviser Series.

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                                                           TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS IN
NAME, AGE AND          POSITIONS HELD WITH                          PRINCIPAL OCCUPATIONS DURING THE   FUND COMPLEX OVERSEEN
ADDRESS                PORTFOLIOS           LENGTH OF TIME SERVED   PAST FIVE YEARS                    BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*     President,           5/93-Present            Until July 1, 2002, President and  52
 100 Fillmore Street   Chairman                                     Chief Executive Officer of Janus
 Denver, CO 80206      and Trustee                                  Capital. Formerly, President and
 Age 64                                                             Director (1994-2002) of Janus
                                                                    Foundation; Chairman and Director
                                                                    (1978-2002) of Janus Capital
                                                                    Corporation; and Director (1997-
                                                                    2001) of Janus Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin   Trustee              6/02-Present            Executive Vice President and       52
 100 Fillmore Street                                                Chief Operating Officer of The
 Denver, CO 80206                                                   Rockefeller Brothers Fund (a
 Age 45                                                             private family foundation).
                                                                    Formerly, Director of Investments
                                                                    (1991-1998) of The John D. and
                                                                    Catherine T. MacArthur Foundation
                                                                    (a private family foundation).
------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,     Trustee              6/02-Present            President and Chief Executive      52
 Jr.                                                                Officer of The Field Museum of
 100 Fillmore Street                                                Natural History. Formerly, Senior
 Denver, CO 80206                                                   Vice President (1987-1997) of
 Age 64                                                             Booz-Allen & Hamilton, Inc. (a
                                                                    management consulting firm).
------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen      Trustee              9/93-Present            Private Investor. Formerly (1997-  52
 100 Fillmore Street                                                1998) Chief Financial
 Denver, CO 80206                                                   Officer - Boston Market Concepts,
 Age 58                                                             Boston Chicken, Inc., Golden, CO
                                                                    (a restaurant chain).
------------------------------------------------------------------------------------------------------------------------------

---------------------  ----------------------
                              TRUSTEES
---------------------  ----------------------

NAME, AGE AND          OTHER DIRECTORSHIPS
ADDRESS                HELD BY TRUSTEE
---------------------  ----------------------
INTERESTED TRUSTEE
---------------------------------------------
 Thomas H. Bailey*     N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 64
---------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------
 William F. McCalpin   Founding Director and
 100 Fillmore Street   Board Chair, Solar
 Denver, CO 80206      Development
 Age 45                Foundation; Trustee
                       and Vice President,
                       Asian Cultural
                       Council.
---------------------------------------------
 John W. McCarter,     Chairman of the Board,
 Jr.                   Divergence LLC;
 100 Fillmore Street   Director of A.M.
 Denver, CO 80206      Castle & Co., Harris
 Age 64                Insight Funds, W.W.
                       Grainger, Inc.;
                       Trustee of WTTW
                       (Chicago public
                       television station),
                       the University of
                       Chicago and Chicago
                       Public Education Fund.
---------------------------------------------
 Dennis B. Mullen      N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 58
---------------------------------------------

* The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

------------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS IN
NAME, AGE AND          POSITIONS HELD WITH                          PRINCIPAL OCCUPATIONS DURING THE   FUND COMPLEX OVERSEEN
ADDRESS                PORTFOLIOS           LENGTH OF TIME SERVED   PAST FIVE YEARS                    BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe        Trustee              1/97-Present            Professor of Business, University  52
 100 Fillmore Street                                                of Colorado, Colorado Springs,
 Denver, CO 80206                                                   CO. Formerly, Distinguished
 Age 58                                                             Visiting Professor of Business
                                                                    (2001-2002), Thunderbird
                                                                    (American Graduate School of
                                                                    International Management),
                                                                    Phoenix, AZ; and Principal (1988-
                                                                    1999) of Phillips-Smith Retail
                                                                    Group, Colorado Springs, CO (a
                                                                    venture capital firm).
------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart    Trustee              9/93-Present            Corporate Vice President and       52
 100 Fillmore Street                                                General Manager of MKS
 Denver, CO 80206                                                   Instruments - HPS Products,
 Age 57                                                             Boulder, CO (a manufacturer of
                                                                    vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger   Trustee              9/93-Present            Consultant                         52
 100 Fillmore Street
 Denver, CO 80206
 Age 63
------------------------------------------------------------------------------------------------------------------------------

---------------------  ----------------------
                              TRUSTEES
---------------------  ----------------------

NAME, AGE AND          OTHER DIRECTORSHIPS
ADDRESS                HELD BY TRUSTEE
---------------------  ----------------------
INTERESTED TRUSTEE
---------------------------------------------
 James T. Rothe        Director of Optika,
 100 Fillmore Street   Inc. and NeoCore Corp.
 Denver, CO 80206
 Age 58
---------------------------------------------
 William D. Stewart    N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 57
---------------------------------------------
 Martin H. Waldinger   N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
---------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND
ADDRESS                POSITIONS HELD WITH PORTFOLIOS  LENGTH OF TIME SERVED   PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Laurence J. Chang*    Executive Vice President and    1/00-Present            Vice President of Janus Capital. Formerly, Analyst
 100 Fillmore Street   Co- Portfolio Manager                                   (1993-1998) for Janus Capital Corporation.
 Denver, CO 80206      Worldwide Growth Portfolio
 Age 36
---------------------------------------------------------------------------------------------------------------------------------
 Jonathan D. Coleman*  Executive Vice President and    2/02-Present            Vice President of Janus Capital. Formerly,
 100 Fillmore Street   Portfolio Manager                                       Co-Portfolio Manager (1997-2000) for other Janus
 Denver, CO 80206      Aggressive Growth Portfolio                             accounts and Analyst (1994-1997 and 2000-2002) for
 Age 31                                                                        Janus Capital Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 David J. Corkins*     Executive Vice President and    11/97-Present           Vice President of Janus Capital. Formerly, Analyst
 100 Fillmore Street   Portfolio Manager                                       (1995-1997) for Janus Capital Corporation.
 Denver, CO 80206      Growth and Income Portfolio
 Age 35
---------------------------------------------------------------------------------------------------------------------------------
 David C. Decker*      Executive Vice President and    12/99-Present           Vice President of Janus Capital.
 100 Fillmore Street   Portfolio Manager
 Denver, CO 80206      Strategic Value Portfolio
 Age 36
---------------------------------------------------------------------------------------------------------------------------------
 Helen Young Hayes*    Executive Vice President and    3/94-Present            Vice President and Managing Director of
 100 Fillmore Street   Co-Portfolio Manager                                    Investments of Janus Capital. Formerly, Director
 Denver, CO 80206      Worldwide Growth Portfolio and                          (2000-2002) for Janus Capital Corporation.
 Age 39                International Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 C. Mike Lu*           Executive Vice President and    12/99-Present           Vice President of Janus Capital. Formerly, Analyst
 100 Fillmore Street   Portfolio Manager                                       (1991-1998) for Janus Capital Corporation.
 Denver, CO 80206      Global Technology Portfolio
 Age 32
---------------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn*        Executive Vice President and    1/01-Present            Vice President of Janus Capital. Formerly, Analyst
 100 Fillmore Street   Co-Portfolio Manager                                    (1991-2001) for Janus Capital Corporation.
 Denver, CO 80206      International Growth Portfolio
 Age 38
---------------------------------------------------------------------------------------------------------------------------------
 Thomas R. Malley*     Executive Vice President and    12/99-Present           Vice President of Janus Capital. Formerly, Analyst
 100 Fillmore Street   Portfolio Manager                                       (1991-1998) for Janus Capital Corporation.
 Denver, CO 80206      Global Life Sciences Portfolio
 Age 33
---------------------------------------------------------------------------------------------------------------------------------
 Karen L. Reidy*       Executive Vice President and    1/00-Present            Vice President of Janus Capital. Formerly, Analyst
 100 Fillmore Street   Portfolio Manager                                       (1995-1999) for Janus Capital Corporation.
 Denver, CO 80206      Balanced Portfolio and
 Age 35                Core Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Blaine P. Rollins*    Executive Vice President and    1/00-Present            Vice President of Janus Capital.
 100 Fillmore Street   Portfolio Manager
 Denver, CO 80206      Growth Portfolio
 Age 35
---------------------------------------------------------------------------------------------------------------------------------
 Scott W. Schoelzel*   Executive Vice President and    5/97-Present            Vice President of Janus Capital.
 100 Fillmore Street   Portfolio Manager
 Denver, CO 80206      Capital Appreciation Portfolio
 Age 43
---------------------------------------------------------------------------------------------------------------------------------
 Ronald V. Speaker*    Executive Vice President and    5/93-Present            Vice President of Janus Capital.
 100 Fillmore Street   Portfolio Manager
 Denver, CO 80206      Flexible Income Portfolio
 Age 37
---------------------------------------------------------------------------------------------------------------------------------

 * "Interested person" of the Trust by virtue of positions with Janus Capital.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND
ADDRESS                POSITIONS HELD WITH PORTFOLIOS  LENGTH OF TIME SERVED   PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Jason P. Yee*         Executive Vice President and    3/01-Present            Vice President of Janus Capital. Formerly,
 100 Fillmore Street   Portfolio Manager                                       Portfolio Manager and Managing Director
 Denver, CO 80206      Global Value Portfolio                                  (1996-2000) for Bee & Associates and Analyst
 Age 32                                                                        (2000-2001) for Janus Capital Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Thomas A. Early*      Vice President and General      3/98-Present            Vice President, General Counsel, Secretary and
 100 Fillmore Street   Counsel                                                 Interim Director of Janus Capital; Vice President,
 Denver, CO 80206                                                              General Counsel and Secretary of Janus
 Age 47                                                                        Distributors; Vice President, General Counsel,
                                                                               Secretary and Director of Janus Services, Janus
                                                                               Capital International LLC and Janus Institutional
                                                                               Services LLC; Vice President, General Counsel and
                                                                               Director to Janus International (Asia) Limited and
                                                                               Janus International Limited; Vice President,
                                                                               General Counsel and Secretary to the Janus
                                                                               Foundation; and Director for Janus Capital Trust
                                                                               Manager Limited and Janus World Funds. Formerly,
                                                                               Director (2001) of Janus Distributors, Inc.; Vice
                                                                               President, General Counsel, Secretary and Director
                                                                               (2000-2002) of Janus International Holding, Inc.;
                                                                               and Executive Vice President and General
                                                                               Counsel/Mutual Funds (1994-1998) of Prudential
                                                                               Insurance Company.
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe*       Vice President                  12/99-Present           Vice President and Assistant General Counsel to
 100 Fillmore Street                                                           Janus Capital, Janus Distributors and Janus
 Denver, CO 80206                                                              Services. Formerly, Assistant Vice President
 Age 36                                                                        (1997-1999) and Associate Counsel (1995-1999) for
                                                                               Janus Capital Corporation and Assistant Vice
                                                                               President (1998-2000) for Janus Service
                                                                               Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes*  Vice President and Secretary    12/99-Present           Vice President and Assistant General Counsel of
 100 Fillmore Street                                                           Janus Capital, Janus Distributors and Janus
 Denver, CO 80206                                                              Services. Formerly, Assistant Vice President
 Age 36                                                                        (1997-1999) of Janus Capital Corporation; Chief
                                                                               Compliance Officer, Director and President
                                                                               (1997-1999) of Janus Distributors, Inc.; and
                                                                               Assistant Vice President (1998-2000) of Janus
                                                                               Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski*    Vice President                  6/02-Present            Vice President and Chief Compliance Officer of
 100 Fillmore Street                                                           Janus Capital and Janus Distributors LLC; and
 Denver, CO 80206                                                              Assistant Vice President of Janus Services LLC.
 Age 45                                                                        Formerly, Senior Vice President and Director
                                                                               (1985-2000) of Mutual Fund Compliance for Van
                                                                               Kampen Funds.
---------------------------------------------------------------------------------------------------------------------------------
 Glenn P. O'Flaherty*  Treasurer and Chief Accounting  1/96-Present            Vice President of Janus Capital. Formerly,
 100 Fillmore Street   Officer                                                 Director of Fund Accounting (1991-1997) of Janus
 Denver, CO 80206                                                              Capital Corporation.
 Age 43
---------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr*       Vice President and Chief        9/01-Present            Vice President of Finance, Treasurer, Chief
 100 Fillmore Street   Financial Officer                                       Financial Officer and Interim Director of Janus
 Denver, CO 80206                                                              Capital; Vice President of Finance, Treasurer and
 Age 40                                                                        Chief Financial Officer of Janus Services and
                                                                               Janus International Limited; Vice President of
                                                                               Finance, Treasurer, Chief Financial Officer and
                                                                               Director of Janus Distributors, Janus Capital
                                                                               International LLC and Janus Institutional Services
                                                                               LLC; and Director of Janus Capital Trust Manager
                                                                               Limited and Janus World Funds. Formerly, Vice
                                                                               President of Finance, Treasurer, Chief Financial
                                                                               Officer (2001-2002) and Director (2002) of Janus
                                                                               International Holding, Inc.; Managing Director,
                                                                               Treasurer and Head of Corporate Finance and
                                                                               Reporting (1998-2001) for Putnam Investments; and
                                                                               Senior Vice President of Financial Planning and
                                                                               Analysis (1996-1998) for Lehman Brothers, Inc.
---------------------------------------------------------------------------------------------------------------------------------
 Heidi J. Walter*      Vice President                  4/00-Present            Vice President and Assistant General Counsel to
 100 Fillmore Street                                                           Janus Capital and Janus Services. Formerly, Vice
 Denver, CO 80206                                                              President and Senior Legal Counsel (1995-1999) for
 Age 34                                                                        Stein Roe & Farnham, Inc.
---------------------------------------------------------------------------------------------------------------------------------

 * "Interested person" of the Trust by virtue of positions with Janus Capital.

          The Trustees are responsible for major decisions relating to each Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------------------

                                    FUNCTIONS                               MEMBERS (AS OF JUNE 19, 2002)
--------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE                    Reviews the financial reporting         John W. McCarter, Jr. (Chairman)
                                    process, the system of internal         Dennis B. Mullen
                                    control, the audit process, and the     William D. Stewart
                                    Trusts' process for monitoring
                                    compliance with investment
                                    restrictions and applicable laws and
                                    the Trusts' Code of Ethics.
--------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE                Reviews and makes recommendations       James T. Rothe (Chairman)
                                    regarding matters related to the        William F. McCalpin
                                    Trusts' use of brokerage commissions    Dennis B. Mullen
                                    and placement of portfolio
                                    transactions.
--------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE             Reviews various matters related to the  Martin H. Waldinger (Chairman)
                                    operations of the Janus Money Market    William F. McCalpin
                                    Funds, including compliance with each   James T. Rothe
                                    Trust's Money Market Fund Procedures.
--------------------------------------------------------------------------------------------------------------
 NOMINATING AND GOVERNANCE          Identifies and recommends individuals   Dennis B. Mullen (Chairman)
 COMMITTEE                          for Trustee membership, consults with   John W. McCarter, Jr.
                                    Management in planning Trustee          William D. Stewart
                                    meetings, and oversees the
                                    administration of, and ensures the
                                    compliance with, the Governance
                                    Procedures and Guidelines adopted by
                                    the Trusts.
--------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE                  Determines the fair value of            William D. Stewart (Chairman)
                                    restricted securities and other         James T. Rothe
                                    securities for which market quotations  Martin H. Waldinger are not readily available, pursuant to
                                    procedures adopted by the Trustees.
--------------------------------------------------------------------------------------------------------------

----------------------------------  -----------------------------------
                                    NUMBER OF MEETINGS HELD DURING LAST
                                    FISCAL YEAR
----------------------------------  -----------------------------------
 AUDIT COMMITTEE                    4
-----------------------------------------------------------------------
 BROKERAGE COMMITTEE                5
-----------------------------------------------------------------------
 MONEY MARKET COMMITTEE             4
-----------------------------------------------------------------------
 NOMINATING AND GOVERNANCE          5
 COMMITTEE
-----------------------------------------------------------------------
 PRICING COMMITTEE                  15
-----------------------------------------------------------------------

          The table below gives the dollar range of shares of each Portfolio described in this SAI, as well as the aggregate dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001.

---------------------------------------------------------------------------------------
                           DOLLAR RANGE OF EQUITY
NAME OF TRUSTEE            SECURITIES IN THE PORTFOLIOS
---------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------
 THOMAS H. BAILEY          None
---------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEE
---------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN+      None
---------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.+    None
---------------------------------------------------------------------------------------
 DENNIS B. MULLEN          None
---------------------------------------------------------------------------------------
 JAMES T. ROTHE            None
---------------------------------------------------------------------------------------
 WILLIAM D. STEWART        None
---------------------------------------------------------------------------------------
 MARTIN H. WALDINGER       None
---------------------------------------------------------------------------------------

-------------------------  -------------------------------------------------------------
                           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
NAME OF TRUSTEE            INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN JANUS FUNDS
-------------------------  -------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------
 THOMAS H. BAILEY          Over $100,000
---------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN+      Over $100,000
---------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.+    None
---------------------------------------------------------------------------------------
 DENNIS B. MULLEN          Over $100,000
---------------------------------------------------------------------------------------
 JAMES T. ROTHE            Over $100,000
---------------------------------------------------------------------------------------
 WILLIAM D. STEWART        Over $100,000
---------------------------------------------------------------------------------------
 MARTIN H. WALDINGER       Over $100,000
---------------------------------------------------------------------------------------

+ Trustee since June 2002.

          As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors or their control persons.

          The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds.

                                                              Aggregate Compensation        Total Compensation
                                                              from the Portfolios for    from the Janus Funds for
                                                                 fiscal year ended          calendar year ended
Name of Person, Position*                                        December 31, 2001         December 31, 2001****
------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                              $     0                    $      0
William D. Stewart, Trustee***                                        $21,597                    $185,000
Dennis B. Mullen, Trustee***                                          $20,784                    $185,000
Martin H. Waldinger, Trustee***                                       $21,933                    $185,000
James T. Rothe, Trustee***                                            $20,559                    $185,000

   * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Portfolios described in this SAI or the Janus Funds during the periods shown in the table.
  ** Mr. Bailey is being treated as an interested person of the Portfolios and
     Janus Capital and is compensated by Janus Capital.
 *** Independent Trustee.
**** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION

          As stated in the Portfolios' Prospectus, the net asset value ("NAV") of the Shares of each Portfolio is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of each Portfolio is not determined on days the NYSE is closed. The per Share NAV of the Shares of each Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of a Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and approved by the Trustees and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").

          Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's NAV is not calculated. A Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the exchange or market on which that security is traded, and before the Portfolio calculates its NAV per Share, then that security may be valued in good faith under the Valuation Procedures.

PURCHASES

          Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolios are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by a

          Portfolio or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the different Portfolios.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

          Under a distribution and shareholder servicing plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolios or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of 12b-1 Trustees.

          For the year ended December 31, 2001, the total amounts paid by the Shares to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the 12b-1 plan are summarized below:

Portfolio Name                                                12b-1 Distribution Fees
-------------------------------------------------------------------------------------
Growth Portfolio - Service Shares                                   $  400,499
Aggressive Growth Portfolio - Service Shares                        $  367,211
Capital Appreciation Portfolio - Service Shares                     $1,285,010
Strategic Value Portfolio - Service Shares                          $   19,990
Core Equity Portfolio - Service Shares(1)                           $    1,530
Balanced Portfolio - Service Shares                                 $  272,088
Growth and Income Portfolio - Service Shares                        $  184,263
International Growth Portfolio - Service Shares                     $1,305,002
Worldwide Growth Portfolio - Service Shares                         $  298,574
Global Life Sciences Portfolio - Service Shares                     $   95,322
Global Technology Portfolio - Service Shares                        $  768,055
Global Value Portfolio - Service Shares                             $    3,267
Flexible Income Portfolio - Service Shares                          $    3,631

        (1) Formerly, Equity Income Portfolio.

REDEMPTIONS

          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Portfolios to sell their Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

          It is a policy of the Shares of the Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code ("Code"). In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends and capital gains distributions, if any, on a Portfolio's Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.

          The Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolios if these instruments appreciate in value, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed.

          Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolios that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each Portfolio which will reduce its investment company taxable income.

          Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

          The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of each Portfolio. As of April 2, 2002, all of the outstanding Shares of the Portfolios were owned by certain insurance company separate accounts or qualified plans. As of April 2, 2002, 97.30% of the outstanding Shares of Global Value Portfolio were owned by Janus Capital, which provided seed capital for the Portfolio. The percentage ownership of each separate account or plan owning 5% or more of the Shares of any Portfolio is as follows:

          Allmerica Financial Life Insurance Company, Separate Accounts S-310, 440 Lincoln Street, Worcester, MA 01653-0002, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Growth Portfolio                                                 38.63%
Growth and Income Portfolio                                      81.73%

          GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230-1702, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Growth Portfolio                                                  9.45%
Aggressive Growth Portfolio                                       8.41%
Balanced Portfolio                                               29.24%
Worldwide Growth Portfolio                                       14.54%
Global Life Sciences Portfolio                                   63.23%
Global Technology Portfolio                                       8.76%

          Guardian Insurance and Annuity Company, Inc., S/A F VA-461, FBO Flexible Income, 3900 Burgess Place, Bethlehem, PA 18017-9097, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Flexible Income                                                  65.83%

          Hartford Life and Annuity Company, Separate Account ICMG, P.O. Box 2999, Wing A3, Hartford, CT 06104-2999, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Balanced Portfolio                                                9.10%
Flexible Income Portfolio                                        19.02%

          IDS Life Insurance Company, 1497 AXP Financial Center, Minneapolis, MN 55474-0001, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Aggressive Growth Portfolio                                      23.77%
International Growth Portfolio                                   14.35%
Global Technology Portfolio                                      10.93%

          Integrity Life Insurance Company, 515 W. Market Street, Louisville, KY 40202-3333, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Strategic Value Portfolio                                        33.76%
Core Equity Portfolio                                           100.00%

          John Hancock Variable Life Insurance Company, 101 Huntington Avenue, Boston, MA 02199-7603, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Worldwide Growth Portfolio                                       6.81%

          Lincoln National Life, Separate Account 70, 1300 S. Clinton Street, Fort Wayne, IN 46802-3518, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Growth Portfolio                                                 23.01%

          Minnesota Life Insurance Company, 400 N. Robert Street, St. Paul, MN 55101, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Capital Appreciation Portfolio                                   7.96%
International Growth Portfolio                                   5.88%

          MONY Life Insurance Company, MONY America Variable Account A, 1740 Broadway, Suite 635, New York, NY 10019-4315, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Flexible Income Portfolio                                        6.54%

          Nationwide Insurance Company, C/O IPO Portfolio Accounting, P.O. Box 182029, Columbus, OH 43218-2029, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Capital Appreciation Portfolio                                   83.32%
International Growth Portfolio                                   54.98%
Global Technology Portfolio                                      65.65%

          Ohio National Life Insurance Company, P.O. Box 237, Cincinnati, OH 45201-0237, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Growth Portfolio                                                 14.04%
Balanced Portfolio                                               30.15%
Worldwide Growth Portfolio                                       16.31%

          PFL Life Insurance Company, 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Strategic Value Portfolio                                        48.70%
Worldwide Growth Portfolio                                        7.22%

          Principal Life Insurance Company, 711 High Street, Des Moines, IA 50392-1520, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Aggressive Growth Portfolio                                      7.10%

          Travelers Life and Annuity Company, 1 Tower Square, Hartford, CT 06183-0001, owned of record 5% or more of the outstanding Shares of the Portfolios, as follows:

Portfolio Name                                                Percent Held
--------------------------------------------------------------------------
Aggressive Growth Portfolio                                      23.33%
Strategic Value Portfolio                                         9.00%
Balanced Portfolio                                               21.21%
Growth and Income Portfolio                                      16.29%
International Growth Portfolio                                    5.15%
Worldwide Growth Portfolio                                       28.03%
Global Life Sciences Portfolio                                   36.69%
Global Technology Portfolio                                       6.34%

          No qualified plan owned 10% or more of the shares of the Trust as a whole.

          The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

          Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on May 20, 1993. As of the date of this SAI, the Trust consists of fourteen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and one of which offers one class of shares.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion or subscription rights.

          The Portfolios discussed in this SAI each offer one to three classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. The second class of shares, Institutional Shares, is offered only in connection with investments in and payments under variable insurance contracts as well as other qualified retirement plans. The third class of shares, Service II Shares, is offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and includes a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. A shareholder is entitled to one vote for each Share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to each Portfolio's policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

          The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, and were approved by the initial shareholder on May 25, 1993, with the exception of Mr. Rothe who was appointed by the Trustees as of January 1, 1997. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal.

          Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned above in "Shareholder Meetings," each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Portfolios, audit the Portfolios' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

          Quotations of average annual total return for the Shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Shares of such Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the Shares of a Portfolio on an annual basis, and assume that all dividends and distributions are reinvested when paid.

          The average annual total return of the Shares of each Portfolio, computed as of December 31, 2001, is shown in the table below.

          The Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

                                                                                           Average Annual Total Return
                                                                Date         Number       ------------------------------
                                                              Available     of Months       One       Five      Life of
Portfolio Name                                                for Sale     in Lifetime     Year      Years     Portfolio
------------------------------------------------------------------------------------------------------------------------
Growth Portfolio - Service Shares                             9/13/1993       99.5        (24.90%)    8.75%       11.49%
Aggressive Growth Portfolio - Service Shares                  9/13/1993       99.5        (39.59%)    6.79%       12.22%
Capital Appreciation Portfolio - Service Shares                5/1/1997         56        (21.83%)      N/A       17.28%
Strategic Value Portfolio - Service Shares                     5/1/2000         20         (8.38%)      N/A       (4.88%)
Core Equity Portfolio - Service Shares(1)                      5/1/1997         56        (12.04%)      N/A       18.67%
Balanced Portfolio - Service Shares                           9/13/1993       99.5         (4.90%)   14.08%       14.31%
Growth and Income Portfolio - Service Shares                   5/1/1998         44        (13.58%)      N/A       12.44%
International Growth Portfolio - Service Shares                5/2/1994         92        (23.43%)    9.78%       13.47%
Worldwide Growth Portfolio - Service Shares                   9/13/1993       99.5        (22.62%)   10.77%       15.43%
Global Life Sciences Portfolio - Service Shares               1/18/2000       23.5        (16.76%)      N/A      (12.23%)
Global Technology Portfolio - Service Shares                  1/18/2000       23.5        (37.31%)      N/A      (36.41%)
Global Value Portfolio - Service Shares                        5/1/2001          8            N/A       N/A        4.97%(2)
Flexible Income Portfolio - Service Shares                    9/13/1993       99.5          7.49%     6.98%        7.97%

(1) Formerly, Equity Income Portfolio.
(2) Cumulative total return from May 1, 2001 (inception) to December 31, 2001.

          Yield quotations for a Portfolio's Shares are based on the investment income per Share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                              YIELD = 2[(a - b + 1)(6) - 1]
                                         -----
                                          cd

          where a = dividend and interest income
                b = expenses accrued for the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends
                d = maximum net asset value per share on the last day of the period

          The yield for the 30-day period ending December 31, 2001, for the Shares of Flexible Income Portfolio is 5.35%.

          From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Portfolios may also compare their performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Lehman Brothers Government/Credit Index and the Nasdaq composite. In addition, the Portfolios may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Worldwide Growth Portfolio and International Growth Portfolio may also compare their performance to the record of global market indicators, such as the Morgan Stanley Capital International World Index or Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE(R) Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolios and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolios' investments.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

          The following audited financial statements for the period ended December 31, 2001 are hereby incorporated into this SAI by reference to the Portfolios' Annual Report dated December 31, 2001:

          Schedules of Investments as of December 31, 2001

          Statements of Assets and Liabilities as of December 31, 2001

          Statements of Operations for the period ended December 31, 2001

          Statements of Changes in Net Assets for the period ended December 31, 2001

          Financial Highlights for each of the periods indicated

          Notes to Financial Statements

          Report of Independent Accountants

          The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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                                  [JANUS LOGO]
                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020

                                                May 1, 2002
                                                As Supplemented May 13, 2002,
                                                May 31, 2002 and June 19, 2002



                                                International Growth Portfolio
                                                Worldwide Growth Portfolio
                                                Global Technology Portfolio

                               JANUS ASPEN SERIES
                               SERVICE II SHARES

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for the Service II Shares (the "Shares") of the Portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware business trust. Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Portfolio is managed separately by Janus Capital Management LLC ("Janus Capital").

     The Shares of the Portfolios may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. Each portfolio also offers two additional classes of shares to certain qualified plans or separate accounts of insurance companies.

     This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectus dated May 1, 2002, which is incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Portfolios, are incorporated by reference into this SAI and are also available, without charge from your insurance company or plan sponsor.

    [JANUS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Classification, Portfolio Turnover, Investment Policies and
                Restrictions, and Investment Strategies and Risks...........    2
                Investment Adviser..........................................   22
                Custodian, Transfer Agent and Certain Affiliations..........   25
                Portfolio Transactions and Brokerage........................   26
                Trustees and Officers.......................................   30
                Shares of the Trust.........................................   36
                   Net Asset Value Determination............................   36
                   Purchases................................................   36
                   Distribution and Shareholder Servicing Plan..............   37
                   Redemptions..............................................   37
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................   39
                Principal Shareholders......................................   40
                Miscellaneous Information...................................   41
                   Shares of the Trust......................................   41
                   Shareholder Meetings.....................................   41
                   Voting Rights............................................   41
                   Independent Accountants..................................   42
                   Registration Statement...................................   42
                Performance Information.....................................   43
                Financial Statements........................................   44
                Appendix A..................................................   45
                   Explanation of Rating Categories.........................   45

CLASSIFICATION, PORTFOLIO TURNOVER, INVESTMENT POLICIES
AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION

          Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Global Technology Portfolio intends to operate in a nondiversified manner. Global Technology Portfolio may at times, however, operate in a diversified manner if market conditions warrant. The Portfolio will be operated in a manner consistent with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"). International Growth Portfolio and Worldwide Growth Portfolio are diversified funds.

PORTFOLIO TURNOVER

          The Prospectuses include a discussion of portfolio turnover policies. Portfolio turnover is calculated by dividing total purchases or sales, whichever is less, by the average monthly value of a Portfolio's securities. The following table summarizes the portfolio turnover rates for the fiscal periods indicated. The information below is for fiscal periods ended December 31.

Portfolio Name                                                  2001    2000
----------------------------------------------------------------------------
International Growth Portfolio..............................    65%     67%
Worldwide Growth Portfolio..................................    82%     66%
Global Technology Portfolio.................................    91%     34%

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

          The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios. Each of these policies applies to all of the Portfolios, except policy (1), which applies only to the Portfolios specifically listed in that policy.

          (1) With respect to 75% of its total assets, International Growth Portfolio and Worldwide Growth Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

          Each Portfolio may not:

          (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities).

          (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

          (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolios from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

          (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

          (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

          (7) Borrow money except that the Portfolios may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolios may not issue "senior securities" in contravention of the 1940 Act.

          As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Portfolio.

          The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

          (a) A Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

          (b) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Portfolios may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

          (c) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (d) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (e) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (f) The Portfolios may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For purposes of the Portfolios' restriction on investing in a particular industry, the Portfolios will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

Cash Position

          As discussed in the Prospectus, a Portfolio's cash position may temporarily increase under various circumstances. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolios may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").

Illiquid Investments

          Each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus

          Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

          If illiquid securities exceed 15% of a Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, a Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Portfolio to decline.

          Each of the Portfolios may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio's NAV.

Securities Lending

          Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolios will not have the right to vote on securities while they are being lent, but they will generally call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Short Sales

          Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.

          The Portfolios may also engage in "naked" short sales. In a naked short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Portfolio will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Portfolio must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

          Each Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Code, a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings which might cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

          The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

          From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolios may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts

          The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios' prospectus.

Municipal Obligations

          The Portfolios may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

          Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:

          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

          STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by that Portfolio at a specified price.

          TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          The Portfolios will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their holdings.

Repurchase and Reverse Repurchase Agreements

          In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

          A Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolios will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds

          Within the parameters of its specific investment policies, each Portfolio does not intend to invest 35% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

          Any Portfolio may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds will be included in the 35% limit on investments in bonds rated below investment grade unless the portfolio managers deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds. Unrated bonds will be included in the 35% limit of each Portfolio unless the portfolio manager deems such bonds to be the equivalent of investment grade securities.

Defaulted Securities

          Defaulted securities will be included in the 35% limit on investments in bonds rated below investment grade. A Portfolio will purchase defaulted securities only when its portfolio manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

          DISPOSITION OF PORTFOLIO SECURITIES. Although these Portfolios generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.

          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options and Other Derivative Instruments

          FUTURES CONTRACTS. The Portfolios may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolios' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business and by depositing margin payments in a segregated account with the Portfolios' custodian.

          The Portfolios intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolios will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolios hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

          A Portfolio's primary purpose in entering into futures contracts is to protect that Portfolio from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Portfolio may also use this technique with respect to an individual company's stock. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Portfolio holds an individual company's stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

          If a Portfolio owns bonds and the portfolio manager expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

          Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

          The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

          The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolios' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios' ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

          OPTIONS ON FOREIGN CURRENCIES. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

          The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolios' custodian.

          The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly.

          A put option written by a Portfolio is "covered" if that Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolios' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          A call option written by a Portfolio is "covered" if that Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolios' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash and other liquid assets in a segregated account with its custodian.

          The Portfolios also may write call options that are not covered for cross-hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

          A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.

          EURODOLLAR INSTRUMENTS. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

          SWAPS AND SWAP-RELATED PRODUCTS. A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

          There is no limit on the amount of interest rate swap transactions that may be entered into by a Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER
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          As stated in the Prospectus, each Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolios or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios.

          The Portfolios pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not affiliated with Janus Capital and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolios may reimburse Janus Capital for its costs.

          The Portfolios have agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the average daily net assets of each Portfolio.

          Janus Capital has agreed by contract to waive the advisory fee payable by Global Technology Portfolio in an amount equal to the amount, if any, that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio until at least the next annual renewal of the advisory agreements. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the above expense limitation.

          The following table summarizes the advisory fees paid by the Portfolios and any advisory fee waivers for the last three fiscal periods indicated. The information below is for fiscal periods ended December 31. The information presented in the table below reflects the management fees in effect during each of the periods shown.

                                           2001                        2000                       1999
Portfolio Name                    Advisory Fees   Waivers   Advisory Fees(1)   Waivers   Advisory Fees   Waivers
----------------------------------------------------------------------------------------------------------------
International Growth Portfolio     $ 9,648,235      $--       $ 9,772,975        $--      $ 2,829,430      $ --
Worldwide Growth Portfolio         $42,291,852      $--       $54,995,300        $--      $25,509,504      $ --
Global Technology Portfolio        $ 2,057,015      $--       $ 2,010,693(2)     $--              N/A      N/A

(1) The management fee paid by International Growth and Worldwide Growth Portfolios was reduced to 0.65% of the average daily net assets of each Portfolio.
(2) January 18, 2000 (inception) to December 31, 2000.

          Each Portfolio's Advisory Agreement is dated April 3, 2002, and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolios' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares of each Portfolio or the Trustees of the Portfolios. Each Advisory Agreement (i) may be terminated without the payment of any penalty by any Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and

          (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including the Trustees who are not interested persons of that Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Portfolio.

          Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

          In approving the Portfolios' existing Advisory Agreements, the Trustees considered various matters relating to the possible effects on Janus Capital and the Portfolios of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

          In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Portfolios' Advisory Agreements as in effect from year to year. The Trustees considered information about, among other things:

          - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Portfolios), resources and investment process;

          - the terms of each Advisory Agreement;

          - the scope and quality of the services that Janus Capital has been providing to the Portfolios;

          - the investment performance of each Portfolio and of comparable funds managed by other advisers over various periods;

          - the advisory fee rates payable to Janus Capital by the Portfolios and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

          - the total expense ratio of each Portfolio and of comparable funds managed by other advisers;

          - compensation payable by the Portfolios to affiliates of Janus Capital for other services;

          - the profitability to Janus Capital and its affiliates of their relationships with the Portfolios; and

          - Janus Capital's use of the Portfolios' brokerage transactions to obtain research benefiting the Portfolios or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Portfolios.

          Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

          With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchases securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

          Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

          Pursuant to an exemptive order granted by the SEC, the Portfolios and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

          Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          Janus Capital does not permit the Portfolios' portfolio managers to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics which applies to Directors/Trustees of Janus Capital and the Portfolios and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Portfolios and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolios.

          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940
          Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

          Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolios. Janus Services Corporation is not compensated for its services related to the Shares, except for out-of-pocket costs.

          The Portfolios pay DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the portfolios for the use of DST's shareholder accounting system.

          Prior to June 1, 2001, the Portfolios also paid DST a monthly base fee for the use of its portfolio and fund accounting system, of $265 to $1,323 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month). Effective June 1, 2001, State Street Bank and Trust Company acquired the portfolio and fund accounting system of DST.

          The Trustees have authorized the Portfolios to use an affiliate of DST as introducing broker for certain Portfolio transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Portfolio under its waiver agreement, and such Portfolio receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

          Janus Distributors LLC ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

          Decisions as to the assignment of portfolio business for the Portfolios and negotiation of its commission rates are made by Janus Capital whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

          Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions, Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

          For the year ended December 31, 2001, the total brokerage commissions paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios are summarized below:

Portfolio Name                                                Commissions    Transactions
------------------------------------------------------------------------------------------
International Growth Portfolio                                $  283,659    $  182,788,634
Worldwide Growth Portfolio                                    $2,406,747    $1,639,352,564
Global Technology Portfolio                                   $  178,141    $   90,753,082

          Janus Capital may use research products and services in servicing other accounts in addition to the Portfolios. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolios. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

          Janus Capital may consider sales of Portfolio Shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio Shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Portfolio (i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing Portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

          The Portfolios' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms.

          The following table lists the total amount of brokerage commissions paid by each Portfolio for the fiscal periods ending on December 31st of each year:

Portfolio Name                                                   2001            2000           1999
-------------------------------------------------------------------------------------------------------
International Growth Portfolio                                $ 3,133,111    $ 3,344,307     $1,084,559
Worldwide Growth Portfolio                                    $12,988,041    $13,476,203     $7,327,446
Global Technology Portfolio                                   $   478,746    $   499,126(1)         N/A

(1) January 18, 2000 (inception) to December 31, 2000.

          Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Portfolio's out-of-pocket expenses as follows:

                                                                Commission Paid
                                                              through DSTS for the
                                                                  Period Ended       Reduction of    % of Total     % of Total
Portfolio Name                                                 December 31, 2001*     Expenses*     Commissions    Transactions
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                                          $15,224            $11,421         0.12%           0.14%

 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
Note: Portfolios that did not execute trades with DSTS during the period indicated are not included in the table.

                                                          Commission Paid                       Commission Paid
                                                        through DSTS for the                  through DSTS for the
                                                            Period Ended       Reduction of       Period Ended       Reduction of
Portfolio Name                                           December 31, 2000*     Expenses*     December 31, 1999**     Expenses**
---------------------------------------------------------------------------------------------------------------------------------
International Growth Portfolio                                $ 1,241            $   931                --                 --
Worldwide Growth Portfolio                                    $16,745            $12,559                --                 --

  * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
 ** The Portfolios did not execute trades with DSTS during 1999.
Note: Portfolios that did not execute trades with DSTS during the periods indicated are not included in the table.

          The Portfolios may also place trades with E*Trade Securities ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Janus Capital owns, in the aggregate, more than 5% of the outstanding securities of E*Trade Group in various accounts, including the Portfolios. By virtue of such ownership, E*Trade Group is considered an affiliate of Janus Capital for 1940 Act purposes. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Portfolios, E*Trade is considered an affiliated broker of the Portfolios. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Portfolio to E*Trade for the fiscal year ended December 31, 2001. The Portfolios did not execute any transactions through E*Trade during their fiscal years ended December 31, 1999 or December 31, 2000.

                                                              Aggregate Commissions
Portfolio Name                                                   Paid to E*Trade
-----------------------------------------------------------------------------------
International Growth Portfolio                                       $2,157
Worldwide Growth Portfolio                                           $8,814
Global Technology Portfolio                                          $  205

          For the most recent fiscal year ended December 31, 2001, the table below shows the percentage of each Portfolio's aggregate brokerage commissions paid to E*Trade and the percentage of each Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through E*Trade.

                                                                                            Percentage of Aggregate
                                                                Percentage of Aggregate      Transactions Effected
Portfolio Name                                                Commissions Paid to E*Trade       Through E*Trade
-------------------------------------------------------------------------------------------------------------------
International Growth Portfolio                                          0.07%                         0.24%
Worldwide Growth Portfolio                                              0.07%                         0.19%
Global Technology Portfolio                                             0.04%                         0.12%

          As of December 31, 2001, certain Portfolios owned securities of their regular broker-dealers (or parents), as shown below:

                                                                                            Value of
                                                                       Name of             Securities
Portfolio Name                                                      Broker-Dealer             Owned
------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                                    Goldman Sachs Group, Inc.    $42,329,709

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

          The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

          Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus
          Capital: Janus Investment Fund and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

          The Portfolios' officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund and Janus Adviser Series.

--------------------------------------------------------------------------------------------------------------
                                                   TRUSTEES
--------------------------------------------------------------------------------------------------------------

NAME, AGE AND                   POSITIONS HELD WITH                          PRINCIPAL OCCUPATIONS DURING THE
ADDRESS                         PORTFOLIOS           LENGTH OF TIME SERVED   PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*              President,           5/93-Present            Until July 1, 2002, President and
 100 Fillmore Street            Chairman                                     Chief Executive Officer of Janus
 Denver, CO 80206               and Trustee                                  Capital. Formerly, President and
 Age 64                                                                      Director (1994-2002) of Janus
                                                                             Foundation; Chairman and Director
                                                                             (1978-2002) of Janus Capital
                                                                             Corporation; and Director (1997-
                                                                             2001) of Janus Distributors, Inc.
--------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------
 William F. McCalpin            Trustee              6/02-Present            Executive Vice President and
 100 Fillmore Street                                                         Chief Operating Officer of The
 Denver, CO 80206                                                            Rockefeller Brothers Fund (a
 Age 45                                                                      private family foundation).
                                                                             Formerly, Director of Investments
                                                                             (1991-1998) of The John D. and
                                                                             Catherine T. MacArthur Foundation
                                                                             (a private family foundation).
--------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.          Trustee              6/02-Present            President and Chief Executive
 100 Fillmore Street                                                         Officer of The Field Museum of
 Denver, CO 80206                                                            Natural History. Formerly, Senior
 Age 64                                                                      Vice President (1987-1997) of
                                                                             Booz-Allen & Hamilton, Inc. (a
                                                                             management consulting firm).
--------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen               Trustee              9/93-Present            Private Investor. Formerly (1997-
 100 Fillmore Street                                                         1998) Chief Financial
 Denver, CO 80206                                                            Officer - Boston Market Concepts,
 Age 58                                                                      Boston Chicken, Inc., Golden, CO
                                                                             (a restaurant chain).
--------------------------------------------------------------------------------------------------------------

------------------------------  -----------------------------------------------
                                                   TRUSTEES
------------------------------  -----------------------------------------------
                                NUMBER OF PORTFOLIOS IN
NAME, AGE AND                   FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                         BY TRUSTEE               HELD BY TRUSTEE
------------------------------  -----------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*              52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 64
--------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------
 William F. McCalpin            52                       Founding Director and
 100 Fillmore Street                                     Board Chair, Solar
 Denver, CO 80206                                        Development
 Age 45                                                  Foundation; Trustee
                                                         and Vice President,
                                                         Asian Cultural
                                                         Council.
--------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.          52                       Chairman of the Board,
 100 Fillmore Street                                     Divergence LLC;
 Denver, CO 80206                                        Director of A.M.
 Age 64                                                  Castle & Co., Harris
                                                         Insight Funds, W.W.
                                                         Grainger, Inc.;
                                                         Trustee of WTTW
                                                         (Chicago public
                                                         television station),
                                                         the University of
                                                         Chicago and Chicago
                                                         Public Education Fund.
--------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen               52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 58
--------------------------------------------------------------------------------------------------------------

* The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

--------------------------------------------------------------------------------------------------------------
                                                   TRUSTEES
--------------------------------------------------------------------------------------------------------------

NAME, AGE AND                   POSITIONS HELD WITH                          PRINCIPAL OCCUPATIONS DURING THE
ADDRESS                         PORTFOLIOS           LENGTH OF TIME SERVED   PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------
 James T. Rothe                 Trustee              1/97-Present            Professor of Business, University
 100 Fillmore Street                                                         of Colorado, Colorado Springs,
 Denver, CO 80206                                                            CO. Formerly, Distinguished
 Age 58                                                                      Visiting Professor of Business
                                                                             (2001-2002), Thunderbird
                                                                             (American Graduate School of
                                                                             International Management),
                                                                             Phoenix, AZ; and Principal (1988-
                                                                             1999) of Phillips-Smith Retail
                                                                             Group, Colorado Springs, CO (a
                                                                             venture capital firm).
--------------------------------------------------------------------------------------------------------------
 William D. Stewart             Trustee              9/93-Present            Corporate Vice President and
 100 Fillmore Street                                                         General Manager of MKS
 Denver, CO 80206                                                            Instruments - HPS Products,
 Age 57                                                                      Boulder, CO (a manufacturer of
                                                                             vacuum fittings and valves).
--------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger            Trustee              9/93-Present            Consultant
 100 Fillmore Street
 Denver, CO 80206
 Age 63
--------------------------------------------------------------------------------------------------------------

------------------------------  -----------------------------------------------
                                                   TRUSTEES
------------------------------  -----------------------------------------------
                                NUMBER OF PORTFOLIOS IN
NAME, AGE AND                   FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                         BY TRUSTEE               HELD BY TRUSTEE
------------------------------  -----------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------
 James T. Rothe                 52                       Director of Optika,
 100 Fillmore Street                                     Inc. and NeoCore Corp.
 Denver, CO 80206
 Age 58
--------------------------------------------------------------------------------------------------------------
 William D. Stewart             52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 57
--------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger            52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
--------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND
ADDRESS               POSITIONS HELD WITH PORTFOLIOS  LENGTH OF TIME SERVED  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
 Laurence J. Chang*   Executive Vice President and    1/00-Present           Vice President of Janus Capital. Formerly,
 100 Fillmore Street  Co- Portfolio Manager                                  Analyst (1993-1998) for Janus Capital
 Denver, CO 80206     Worldwide Growth Portfolio                             Corporation.
 Age 36
-----------------------------------------------------------------------------------------------------------------------------
 Helen Young Hayes*   Executive Vice President and    3/94-Present           Vice President and Managing Director of
 100 Fillmore Street  Co-Portfolio Manager                                   Investments of Janus Capital. Formerly, Director
 Denver, CO 80206     Worldwide Growth Portfolio and                         (2000-2002) for Janus Capital Corporation.
 Age 39               International Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
 C. Mike Lu*          Executive Vice President and    12/99-Present          Vice President of Janus Capital. Formerly,
 100 Fillmore Street  Portfolio Manager                                      Analyst (1991-1998) for Janus Capital
 Denver, CO 80206     Global Technology Portfolio                            Corporation.
 Age 32
-----------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn*       Executive Vice President and    1/01-Present           Vice President of Janus Capital. Formerly,
 100 Fillmore Street  Co-Portfolio Manager                                   Analyst (1991-2001) for Janus Capital
 Denver, CO 80206     International Growth Portfolio                         Corporation.
 Age 38
-----------------------------------------------------------------------------------------------------------------------------
 Thomas A. Early*     Vice President and General      3/98-Present           Vice President, General Counsel, Secretary and
 100 Fillmore Street  Counsel                                                Interim Director of Janus Capital; Vice
 Denver, CO 80206                                                            President, General Counsel and Secretary of
 Age 47                                                                      Janus Distributors; Vice President, General
                                                                             Counsel, Secretary and Director of Janus
                                                                             Services, Janus Capital International LLC and
                                                                             Janus Institutional Services LLC; Vice
                                                                             President, General Counsel and Director to Janus
                                                                             International (Asia) Limited and Janus
                                                                             International Limited; Vice President, General
                                                                             Counsel and Secretary to the Janus Foundation;
                                                                             and Director for Janus Capital Trust Manager
                                                                             Limited and Janus World Funds. Formerly,
                                                                             Director (2001) of Janus Distributors, Inc.;
                                                                             Vice President, General Counsel, Secretary and
                                                                             Director (2000-2002) of Janus International
                                                                             Holding, Inc.; and Executive Vice President and
                                                                             General Counsel/Mutual Funds (1994-1998) of
                                                                             Prudential Insurance Company.
-----------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe*      Vice President                  12/99-Present          Vice President and Assistant General Counsel to
 100 Fillmore Street                                                         Janus Capital, Janus Distributors and Janus
 Denver, CO 80206                                                            Services. Formerly, Assistant Vice President
 Age 36                                                                      (1997-1999) and Associate Counsel (1995-1999)
                                                                             for Janus Capital Corporation and Assistant Vice
                                                                             President (1998-2000) for Janus Service
                                                                             Corporation.
-----------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott        Vice President and Secretary    12/99-Present          Vice President and Assistant General Counsel of
 Howes*                                                                      Janus Capital, Janus Distributors and Janus
 100 Fillmore Street                                                         Services. Formerly, Assistant Vice President
 Denver, CO 80206                                                            (1997-1999) of Janus Capital Corporation; Chief
 Age 36                                                                      Compliance Officer, Director and President
                                                                             (1997-1999) of Janus Distributors, Inc.; and
                                                                             Assistant Vice President (1998-2000) of Janus
                                                                             Service Corporation.
-----------------------------------------------------------------------------------------------------------------------------

* "Interested person" of the Trust by virtue of positions with Janus Capital.


-----------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND
ADDRESS               POSITIONS HELD WITH PORTFOLIOS  LENGTH OF TIME SERVED  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski*   Vice President                  6/02-Present           Vice President and Chief Compliance Officer of
 100 Fillmore Street                                                         Janus Capital and Janus Distributors LLC; and
 Denver, CO 80206                                                            Assistant Vice President of Janus Services LLC.
 Age 45                                                                      Formerly, Senior Vice President and Director
                                                                             (1985-2000) of Mutual Fund Compliance for Van
                                                                             Kampen Funds.
-----------------------------------------------------------------------------------------------------------------------------
 Glenn P.             Treasurer and Chief Accounting  1/96-Present           Vice President of Janus Capital. Formerly,
 O'Flaherty*          Officer                                                Director of Fund Accounting (1991-1997) of Janus
 100 Fillmore Street                                                         Capital Corporation.
 Denver, CO 80206
 Age 43
-----------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr*      Vice President and Chief        9/01-Present           Vice President of Finance, Treasurer, Chief
 100 Fillmore Street  Financial Officer                                      Financial Officer and Interim Director of Janus
 Denver, CO 80206                                                            Capital; Vice President of Finance, Treasurer
 Age 40                                                                      and Chief Financial Officer of Janus Services
                                                                             and Janus International Limited; Vice President
                                                                             of Finance, Treasurer, Chief Financial Officer
                                                                             and Director of Janus Distributors, Janus
                                                                             Capital International LLC and Janus
                                                                             Institutional Services LLC; and Director of
                                                                             Janus Capital Trust Manager Limited and Janus
                                                                             World Funds. Formerly, Vice President of
                                                                             Finance, Treasurer, Chief Financial Officer
                                                                             (2001-2002) and Director (2002) of Janus
                                                                             International Holding, Inc.; Managing Director,
                                                                             Treasurer and Head of Corporate Finance and
                                                                             Reporting (1998-2001) for Putnam Investments;
                                                                             and Senior Vice President of Financial Planning
                                                                             and Analysis (1996-1998) for Lehman Brothers,
                                                                             Inc.
-----------------------------------------------------------------------------------------------------------------------------
 Heidi J. Walter*     Vice President                  4/00-Present           Vice President and Assistant General Counsel to
 100 Fillmore Street                                                         Janus Capital and Janus Services. Formerly, Vice
 Denver, CO 80206                                                            President and Senior Legal Counsel (1995-1999)
 Age 34                                                                      for Stein Roe & Farnham, Inc.
-----------------------------------------------------------------------------------------------------------------------------

* "Interested person" of the Trust by virtue of positions with Janus Capital.

          The Trustees are responsible for major decisions relating to each Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------------------

                                    FUNCTIONS                               MEMBERS (AS OF JUNE 19, 2002)
--------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE                    Reviews the financial reporting         John W. McCarter, Jr. (Chairman)
                                    process, the system of internal         Dennis B. Mullen
                                    control, the audit process, and the     William D. Stewart
                                    Trusts' process for monitoring
                                    compliance with investment
                                    restrictions and applicable laws and
                                    the Trusts' Code of Ethics.
--------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE                Reviews and makes recommendations       James T. Rothe (Chairman)
                                    regarding matters related to the        William F. McCalpin
                                    Trusts' use of brokerage commissions    Dennis B. Mullen
                                    and placement of portfolio
                                    transactions.
--------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE             Reviews various matters related to the  Martin H. Waldinger (Chairman)
                                    operations of the Janus Money Market    William F. McCalpin
                                    Funds, including compliance with each   James T. Rothe
                                    Trust's Money Market Fund Procedures.
--------------------------------------------------------------------------------------------------------------
 NOMINATING AND GOVERNANCE          Identifies and recommends individuals   Dennis B. Mullen (Chairman)
 COMMITTEE                          for Trustee membership, consults with   John W. McCarter, Jr.
                                    Management in planning Trustee          William D. Stewart
                                    meetings, and oversees the
                                    administration of, and ensures the
                                    compliance with, the Governance
                                    Procedures and Guidelines adopted by
                                    the Trusts.
--------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE                  Determines the fair value of            William D. Stewart (Chairman)
                                    restricted securities and other         James T. Rothe
                                    securities for which market quotations  Martin H. Waldinger are not readily available, pursuant to
                                    procedures adopted by the Trustees.
--------------------------------------------------------------------------------------------------------------

----------------------------------  -----------------------------------
                                    NUMBER OF MEETINGS HELD DURING LAST
                                    FISCAL YEAR
----------------------------------  -----------------------------------
 AUDIT COMMITTEE                    4
-----------------------------------------------------------------------
 BROKERAGE COMMITTEE                5
-----------------------------------------------------------------------
 MONEY MARKET COMMITTEE             4
-----------------------------------------------------------------------
 NOMINATING AND GOVERNANCE          5
 COMMITTEE
-----------------------------------------------------------------------
 PRICING COMMITTEE                  15
-----------------------------------------------------------------------

          The table below gives the dollar range of shares of each Portfolio described in this SAI, as well as the aggregate dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001.

---------------------------------------------------------------------------------
                     DOLLAR RANGE OF EQUITY
NAME OF TRUSTEE      SECURITIES IN THE PORTFOLIOS
---------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------
 THOMAS H. BAILEY    None
---------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------
 WILLIAM F.          None
 MCCALPIN+
---------------------------------------------------------------------------------
 JOHN W. MCCARTER,   None
 JR.+
---------------------------------------------------------------------------------
 DENNIS B. MULLEN    None
---------------------------------------------------------------------------------
 JAMES T. ROTHE      None
---------------------------------------------------------------------------------
 WILLIAM D. STEWART  None
---------------------------------------------------------------------------------
 MARTIN H.           None
 WALDINGER
---------------------------------------------------------------------------------

-------------------  -------------------------------------------------------------
                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
NAME OF TRUSTEE      INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN JANUS FUNDS
-------------------  -------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------
 THOMAS H. BAILEY    Over $100,000
---------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------
 WILLIAM F.          Over $100,000
 MCCALPIN+
---------------------------------------------------------------------------------
 JOHN W. MCCARTER,   None
 JR.+
---------------------------------------------------------------------------------
 DENNIS B. MULLEN    Over $100,000
---------------------------------------------------------------------------------
 JAMES T. ROTHE      Over $100,000
---------------------------------------------------------------------------------
 WILLIAM D. STEWART  Over $100,000
---------------------------------------------------------------------------------
 MARTIN H.           Over $100,000
 WALDINGER
---------------------------------------------------------------------------------

+ Trustee since June 2002.

          As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors or their control persons.

          The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds.

                                                              Aggregate Compensation        Total Compensation
                                                              from the Portfolios for    from the Janus Funds for
                                                                 fiscal year ended          calendar year ended
Name of Person, Position*                                        December 31, 2001         December 31, 2001****
------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                              $     0                    $      0
William D. Stewart, Trustee***                                        $21,597                    $185,000
Dennis B. Mullen, Trustee***                                          $20,784                    $185,000
Martin H. Waldinger, Trustee***                                       $21,933                    $185,000
James T. Rothe, Trustee***                                            $20,559                    $185,000

   * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Portfolios described in this SAI or the Janus Funds during the periods shown in the table.
  ** Mr. Bailey is being treated as an interested person of the Portfolios and
     Janus Capital and is compensated by Janus Capital.
 *** Independent Trustee.
**** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION

          As stated in the Portfolios' Prospectus, the net asset value ("NAV") of the Shares of each Portfolio is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of each Portfolio is not determined on days the NYSE is closed. The per Share NAV of the Shares of each Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of a Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and approved by the Trustees and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").

          Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's NAV is not calculated. A Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the exchange or market on which that security is traded, and before the Portfolio calculates its NAV per Share, then that security may be valued in good faith under the Valuation Procedures.

PURCHASES

          Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) qualified retirement plans that have signed appropriate agreements with the Portfolios containing provisions requiring them to administer the redemption fee, consistent with the Portfolios' requirements. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolios are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by a Portfolio or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the different Portfolios.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

          Under a distribution and shareholder servicing plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. On October 18, 2001, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolios or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of 12b-1 Trustees.

REDEMPTIONS

          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Portfolios to sell their Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

          It is a policy of the Shares of the Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code ("Code"). In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends and capital gains distributions, if any, on a Portfolio's Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.

          The Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolios if these instruments appreciate in value, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed.

          Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolios that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each Portfolio which will reduce its investment company taxable income.

          Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

          The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of each Portfolio. As of April 2, 2002, all of the outstanding Shares of the Portfolios were owned by Janus Capital, which provided seed capital for the Shares of the Portfolios.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

          Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on May 20, 1993. As of the date of this SAI, the Trust consists of fourteen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and one of which offers one class of shares.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion or subscription rights.

          The Portfolios discussed in this SAI each offer three classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less and thus an insurance company or qualified plan must have agreed to administer the fee. The second class of shares, Institutional Shares, is offered only in connection with investments in and payments under variable insurance contracts as well as certain qualified retirement plans. The third class of shares, Service Shares, is offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. A shareholder is entitled to one vote for each Share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to each Portfolio's policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

          The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned above in "Shareholder Meetings," each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Portfolios, audit the Portfolios' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

          Quotations of average annual total return for the Shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Shares of such Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the Shares of a Portfolio on an annual basis, and assume that all dividends and distributions are reinvested when paid.

          The Service II Shares commenced operations on December 31, 2001. The returns shown for the Service II Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 2001, restated based on the Service II Shares' estimated fees and expenses (ignoring any fee and expense limitations). The returns shown do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for less than 60 days).

          The average annual total return of the Shares of each Portfolio, computed as of December 31, 2001, is shown in the table below.

                                                                                           Average Annual Total Return
                                                              Portfolio      Number       -----------------------------
                                                              Inception     of Months       One      Five      Life of
                       Portfolio Name                           Date       in Lifetime     Year      Years    Portfolio
-----------------------------------------------------------------------------------------------------------------------
International Growth Portfolio - Service II Shares              5/2/94          92        (23.43%)    9.78%     13.47%
Worldwide Growth Portfolio - Service II Shares                 9/13/93        99.5        (22.62%)   10.77%     15.43%
Global Technology Portfolio - Service II Shares                1/18/00        23.5        (37.31%)     N/A      36.41%

          From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Portfolios may also compare their performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index and the Nasdaq composite. Worldwide Growth Portfolio and International Growth Portfolio may also compare their performance to the record of global market indicators, such as the Morgan Stanley Capital International World Index or Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE(R) Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolios and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolios' investments.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

          The following audited financial statements for Institutional Shares and Service Shares for the period ended December 31, 2001 are hereby incorporated into this SAI by reference to the Portfolios' Annual Report dated December 31, 2001. The Service II Shares commenced operations on December 31, 2001 and were not reflected in the Portfolios' Annual Report.

          Schedules of Investments as of December 31, 2001

          Statements of Operations for the period ended December 31, 2001

          Statements of Assets and Liabilities as of December 31, 2001

          Statements of Changes in Net Assets for the period ended December 31, 2001

          Financial Highlights for each of the periods indicated

          Notes to Financial Statements

          Report of Independent Accountants

          The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                                  [JANUS LOGO]
                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO
                                        80206-4928
                                        1-800-525-0020

                                                May 1, 2002
                                                As Supplemented May 13, 2002,
                                                May 31, 2002 and June 19, 2002

                                                Money Market Portfolio

                               JANUS ASPEN SERIES
                              INSTITUTIONAL SHARES

                      Statement of Additional Information

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Money Market Portfolio. The Shares are sold under the name "Janus Aspen Series." The Portfolio is a separate series of Janus Aspen Series, a Delaware business trust.

The Shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. The Portfolio also offers a second class of shares to certain qualified plans or separate accounts of insurance companies.

This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 2002, which is incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Portfolio, are incorporated by reference into this SAI and are also available, without charge, from your insurance company or plan sponsor.

    [JANUS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Investment Restrictions and
                Investment Strategies.......................................    2
                Performance Data............................................   10
                Determination of Net Asset Value............................   12
                Investment Adviser..........................................   13
                Custodian, Transfer Agent
                and Certain Affiliations....................................   16
                Portfolio Transactions and Brokerage........................   17
                Trustees and Officers.......................................   19
                Purchase of Shares..........................................   24
                Redemption of Shares........................................   25
                Dividends and Tax Status....................................   26
                Principal Shareholders......................................   27
                Miscellaneous Information...................................   28
                   Shares of the Trust......................................   28
                   Shareholder Meetings.....................................   28
                   Voting Rights............................................   28
                   Independent Accountants..................................   29
                   Registration Statement...................................   29
                Financial Statements........................................   30
                Appendix A..................................................   31
                   Description of Securities Ratings........................   31
                Appendix B..................................................   33
                   Description of Municipal Securities......................   33

INVESTMENT RESTRICTIONS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS

          The Portfolio has adopted certain fundamental investment restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy.

          As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government Securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. government securities.

          The Portfolio has adopted the following fundamental policies:

          (1) With respect to 75% of its total assets, the Portfolio may not purchase securities of an issuer (other than a U.S. Government Security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

          (2) The Portfolio may not purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Portfolio's investments in municipal securities; (iii) there is no limit on investment in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

          (3) The Portfolio may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

          (4) The Portfolio may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

          (5) The Portfolio may not purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

          (6) The Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

          (7) The Portfolio may not borrow money except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolio may not issue "senior securities" in contravention of the 1940 Act.

          (8) The Portfolio may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

          Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Portfolio interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

          The Portfolio has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

          (1) The Portfolio may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule,
          Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (2) The Portfolio may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

          (3) The Portfolio may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

          (4) The Portfolio may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital Management LLC ("Janus Capital") serves as investment adviser. All such borrowing and lending will be subject to the above limits. The Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For purposes of the Portfolio's policies on investing in particular industries, the Portfolio will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

          The Portfolio may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

          Under Rule 2a-7, the Portfolio may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases it may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

          Pursuant to Rule 2a-7, the Portfolio will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Portfolio may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, the Portfolio may not invest in a second-tier security if immediately after the acquisition thereof it would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

          The following discussion of types of securities in which the Portfolio may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

          The Portfolio may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Portfolio an undivided interest in the underlying loans or securities in the proportion that the Portfolio's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or a part of the Portfolio's participation interest. The Portfolio intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Portfolio's investment portfolio. The Portfolio will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

          The Portfolio also may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

          Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. The rate of interest on securities purchased by the Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolio, as well as other money market rates of interest. The Portfolio will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

          The Portfolio may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

          Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

          As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Portfolio may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

          The Portfolio may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Portfolio may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Portfolio's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

          Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. government does not guarantee any aspect of Freddie Mac PCs.

          Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. government does not guarantee any aspect of the Fannie Mae pass-through securities.

          The Portfolio may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

          Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Reverse Repurchase Agreements

          Reverse repurchase agreements are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolio will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

          Generally, a reverse repurchase agreement enables the Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies.

When-Issued and Delayed Delivery Securities

          The Portfolio may purchase securities on a when-issued or delayed delivery basis. The Portfolio will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Portfolio's custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Portfolio could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities

          From time to time, the Portfolio may invest in securities of other investment companies. The Portfolio is subject to the provisions of
          Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Debt Obligations

          Money Market Portfolio may invest in U.S. dollar denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Obligations of Financial Institutions

          The Portfolio may invest in obligations of financial institutions. Examples of obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

          Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties and that could reduce the Portfolio's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

          Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

          Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

          Money Market Portfolio may invest in U.S. Government Securities. U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. government securities. U.S. Government Securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by Ginnie Mae. In addition, U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

Municipal Leases

          The Portfolio may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities.

          Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Portfolio will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

          In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality;
          (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

          Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Portfolio.

PERFORMANCE DATA
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          The Portfolio may provide current annualized and effective annualized yield quotations of the Shares based on the Shares' daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Portfolio in advertising is historical and is not intended to indicate future returns.

          In performance advertising, the Portfolio may compare any of its performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., CDC/Wiesenberger, iMoneyNet's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Portfolio may also compare its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Brothers Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Portfolio may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines. The Portfolio may also compare the Shares' yield to those of certain U.S. Treasury obligations or other money market instruments.

          Any current yield quotation of the Portfolio's Shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. The current yield of the Portfolio's Shares shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value will reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but will not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Portfolio may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

          Income calculated for the purpose of determining the yield of the Portfolio's Shares differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio's Shares may differ from the rate of distribution the Shares paid over the same period or the rate of income reported in the Portfolio's financial statements.

          Although published yield information is useful to investors in reviewing the performance of the Portfolio's Shares, investors should be aware that the yield fluctuates from day to day and that the Share's yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on the Portfolio's Shares. Also, because Shares of the Portfolio may only be purchased through variable insurance contracts, the prospectus of the participating insurance company sponsoring such contract should be carefully reviewed for information on relevant charges and expenses. The Shares' yield is not fixed or guaranteed, and an investment in the Portfolio is not insured. Accordingly, the Shares' yield information may not necessarily be used to compare Portfolio Shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Portfolio are not insured or guaranteed, the yield information may not necessarily be used to compare the Portfolio with investment alternatives which are insured or guaranteed.

          The Shares' current yield and effective yield for the seven-day period ended December 31, 2001, were 2.08% and 2.10%, respectively.

DETERMINATION OF NET ASSET VALUE
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          Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize the Portfolio's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Portfolio's $1.00 amortized cost price per Share. Should that deviation exceed
          1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Portfolio (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio's high quality criteria.

INVESTMENT ADVISER
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          As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

          The Portfolio pays custodian agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of Portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings, and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and record-keeping for which the Portfolio may reimburse Janus Capital for its costs.

          The Portfolio has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.25% of the Portfolio's average daily net assets. Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 0.50% of average daily net assets. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation. Janus Capital has agreed to continue such waivers until at least the next annual renewal of the advisory agreements.

          For the fiscal year ended December 31, 2001, the advisory fee was $241,338. For the fiscal years ended December 31, 2000 and December 31, 1999, the advisory fees were $168,192 and $137,596, respectively.

          The Portfolio's Advisory Agreement is dated April 3, 2002, and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Portfolio or the Trustees of the Portfolio. The Advisory Agreement (i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

          Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), is a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

          In approving the Portfolio's existing Advisory Agreement, the Trustees considered various matters relating to the possible effects on Janus Capital and the Portfolio of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

          In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Portfolio's Advisory Agreement as in effect from year to year. The Trustees considered information about, among other things:

          - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Portfolio), resources and investment process;

          - the terms of the Advisory Agreement;

          - the scope and quality of the services that Janus Capital has been providing to the Portfolio;

          - the investment performance of the Portfolio and of comparable funds managed by other advisers over various periods;

          - the advisory fee rates payable to Janus Capital by the Portfolio and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

          - the total expense ratio of the Portfolio and of comparable funds managed by other advisers;

          - compensation payable by the Portfolio to affiliates of Janus Capital for other services;

          - the profitability to Janus Capital and its affiliates of their relationships with the Portfolio; and

          - Janus Capital's use of the Portfolio's brokerage transactions to obtain research benefiting the Portfolio or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Portfolio.

          Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

          Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

          Pursuant to an exemptive order granted by the SEC, the Portfolio and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

          Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics which applies to Directors/Trustees of Janus Capital and the Funds and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel and officers of Janus Capital, inside Directors/Trustees of Janus Capital and the Portfolio and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel, to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
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          Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Portfolio's custodian. The custodian holds the Portfolio's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Portfolio.

          Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolio. Janus Services is not compensated for its services with respect to the Shares except for out-of-pocket costs.

          Janus Distributors LLC ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

          The Portfolio pays DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system.

          Prior to June 1, 2001, the Portfolio also paid DST a monthly base fee for the use of its portfolio and fund accounting system, of $265 to $1,323 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month). Effective June 1, 2001, State Street Bank and Trust Company acquired the portfolio and fund accounting system of DST.

          The Trustees have authorized the Portfolio to use an affiliate of DST as introducing broker for certain Portfolio transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Portfolio under its waiver agreement, and such Portfolio receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

          Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.

          Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; and financial stability of the broker or dealer. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

          For the fiscal years ended December 31, 2001, December 31, 2000 and December 31, 1999, the Portfolio did not incur any brokerage commissions. The Portfolio generally buys and sells securities in principal transactions, in which no commissions are paid. However, the Portfolio may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Portfolio will be no less favorable than that of contemporaneously available principle transactions.

          Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital may consider sales of Portfolio shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase such shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

          As of December 31, 2001, the Portfolio owned securities of its regular broker-dealers (or parents) as shown below:

Name of Broker-Dealer                                   Value of Securities Owned
---------------------------------------------------------------------------------
ABN AMRO Bank N.V.                                             $ 6,000,000
Bank One Corp.                                                 $ 2,010,815
Deutsche Banc Alex. Brown, Inc.                                $13,000,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

          The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

          Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus
          Capital: Janus Investment Fund and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

          The Portfolio's officers are elected annually by the Trustees for a one-year term. The portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund and Janus Adviser Series.

---------------------------------------------------------------------------------------------------------------
                                                   TRUSTEES
---------------------------------------------------------------------------------------------------------------

NAME, AGE AND              POSITIONS HELD WITH                         PRINCIPAL OCCUPATIONS DURING THE
ADDRESS                    PORTFOLIO            LENGTH OF TIME SERVED  PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         President,           5/93-Present           Until July 1, 2002, President and Chief
 100 Fillmore Street       Chairman                                    Executive Officer of Janus Capital.
 Denver, CO 80206          and Trustee                                 Formerly, President and Director
 Age 64                                                                (1994-2002) of Janus Foundation;
                                                                       Chairman and Director (1978-2002) of
                                                                       Janus Capital Corporation; and Director
                                                                       (1997-2001) of Janus Distributors, Inc.
---------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee              6/02-Present           Executive Vice President and Chief
 100 Fillmore Street                                                   Operating Officer of The Rockefeller
 Denver, CO 80206                                                      Brothers Fund (a private family
 Age 45                                                                foundation). Formerly, Director of
                                                                       Investments (1991-1998) of The John D.
                                                                       and Catherine T. MacArthur Foundation (a
                                                                       private family foundation).
---------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee              6/02-Present           President and Chief Executive Officer of
 100 Fillmore Street                                                   The Field Museum of Natural History.
 Denver, CO 80206                                                      Formerly, Senior Vice President
 Age 64                                                                (1987-1997) of Booz-Allen & Hamilton,
                                                                       Inc. (a management consulting firm).
---------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Trustee              9/93-Present           Private Investor. Formerly (1997- 1998)
 100 Fillmore Street                                                   Chief Financial Officer - Boston Market
 Denver, CO 80206                                                      Concepts, Boston Chicken, Inc., Golden,
 Age 58                                                                CO (a restaurant chain).
---------------------------------------------------------------------------------------------------------------

-------------------------  ------------------------------------------------
                                               TRUSTEES
-------------------------  ------------------------------------------------
                           NUMBER OF PORTFOLIOS IN
NAME, AGE AND              FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                    BY TRUSTEE               HELD BY TRUSTEE
-------------------------  ------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------
 Thomas H. Bailey*         52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 64
---------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------
 William F. McCalpin       52                       Founding Director and
 100 Fillmore Street                                Board Chair, Solar
 Denver, CO 80206                                   Development Foundation;
 Age 45                                             Trustee and Vice
                                                    President, Asian
                                                    Cultural Council.
---------------------------------------------------------------------------
 John W. McCarter, Jr.     52                       Chairman of the Board,
 100 Fillmore Street                                Divergence LLC;
 Denver, CO 80206                                   Director of A.M. Castle
 Age 64                                             & Co., Harris Insight
                                                    Funds, W.W. Grainger,
                                                    Inc.; Trustee of WTTW
                                                    (Chicago public
                                                    television station),
                                                    the University of
                                                    Chicago and Chicago
                                                    Public Education Fund.
---------------------------------------------------------------------------
 Dennis B. Mullen          52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 58
---------------------------------------------------------------------------

* The Portfolio is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF PORTFOLIOS IN
NAME, AGE AND         POSITIONS HELD WITH                          PRINCIPAL OCCUPATIONS DURING THE   FUND COMPLEX OVERSEEN
ADDRESS               PORTFOLIO            LENGTH OF TIME SERVED   PAST FIVE YEARS                    BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee              1/97-Present            Professor of Business, University  52
 100 Fillmore Street                                               of Colorado, Colorado Springs,
 Denver, CO 80206                                                  CO. Formerly, Distinguished
 Age 57                                                            Visiting Professor of Business
                                                                   (2001-2002), Thunderbird
                                                                   (American Graduate School of
                                                                   International Management),
                                                                   Phoenix, AZ; and Principal (1988-
                                                                   1999) of Phillips-Smith Retail
                                                                   Group, Colorado Springs, CO (a
                                                                   venture capital firm).
-----------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee              9/93-Present            Corporate Vice President and       52
 100 Fillmore Street                                               General Manager of MKS
 Denver, CO 80206                                                  Instruments - HPS Products,
 Age 57                                                            Boulder, CO (a manufacturer of
                                                                   vacuum fittings and valves).
-----------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee              9/93-Present            Consultant                         52
 100 Fillmore Street
 Denver, CO 80206
 Age 63
-----------------------------------------------------------------------------------------------------------------------------

--------------------  ----------------------
                             TRUSTEES
--------------------  ----------------------

NAME, AGE AND         OTHER DIRECTORSHIPS
ADDRESS               HELD BY TRUSTEE
--------------------  ----------------------
INTERESTED TRUSTEE
--------------------------------------------
 James T. Rothe       Director of Optika,
 100 Fillmore Street  Inc. and NeoCore Corp.
 Denver, CO 80206
 Age 57
--------------------------------------------
 William D. Stewart   N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 57
--------------------------------------------
 Martin H. Waldinger  N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
--------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND
ADDRESS                 POSITIONS HELD WITH PORTFOLIO  LENGTH OF TIME SERVED  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson*    Executive Vice President and   1/01-Present           Vice President of Janus Capital. Formerly,
 100 Fillmore Street    Portfolio Manager Money                               Senior Analyst (1996- 1999) for Janus Capital
 Denver, CO 80206       Market Portfolio                                      Corporation.
 Age 41
------------------------------------------------------------------------------------------------------------------------------
 Thomas A. Early*       Vice President and General     3/98-Present           Vice President, General Counsel, Secretary and
 100 Fillmore Street    Counsel                                               Interim Director of Janus Capital; Vice
 Denver, CO 80206                                                             President, General Counsel and Secretary of
 Age 47                                                                       Janus Distributors; Vice President, General
                                                                              Counsel, Secretary and Director of Janus
                                                                              Services, Janus Capital International LLC and
                                                                              Janus Institutional Services LLC; Vice
                                                                              President, General Counsel and Director to Janus
                                                                              International (Asia) Limited and Janus
                                                                              International Limited; Vice President, General
                                                                              Counsel and Secretary to the Janus Foundation;
                                                                              and Director for Janus Capital Trust Manager
                                                                              Limited and Janus World Funds. Formerly,
                                                                              Director (2001) of Janus Distributors, Inc.;
                                                                              Vice President, General Counsel, Secretary and
                                                                              Director (2000-2002) of Janus International
                                                                              Holding, Inc.; and Executive Vice President and
                                                                              General Counsel/Mutual Funds (1994-1998) of
                                                                              Prudential Insurance Company.
------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe*        Vice President                 12/99-Present          Vice President and Assistant General Counsel to
 100 Fillmore Street                                                          Janus Capital, Janus Distributors and Janus
 Denver, CO 80206                                                             Services. Formerly, Assistant Vice President
 Age 36                                                                       (1997-1999) and Associate Counsel (1995-1999)
                                                                              for Janus Capital Corporation and Assistant Vice
                                                                              President (1998-2000) for Janus Service
                                                                              Corporation.
------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes*   Vice President and Secretary   12/99-Present          Vice President and Assistant General Counsel of
 100 Fillmore Street                                                          Janus Capital, Janus Distributors and Janus
 Denver, CO 80206                                                             Services. Formerly, Assistant Vice President
 Age 36                                                                       (1997-1999) of Janus Capital Corporation; Chief
                                                                              Compliance Officer, Director and President
                                                                              (1997-1999) of Janus Distributors, Inc.; and
                                                                              Assistant Vice President (1998-2000) of Janus
                                                                              Service Corporation.
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski*     Vice President                 6/02-Present           Vice President and Chief Compliance Officer of
 100 Fillmore Street                                                          Janus Capital and Janus Distributors LLC; and
 Denver, CO 80206                                                             Assistant Vice President of Janus Services LLC.
 Age 45                                                                       Formerly, Senior Vice President and Director
                                                                              (1985-2000) of Mutual Fund Compliance for Van
                                                                              Kampen Funds.
------------------------------------------------------------------------------------------------------------------------------
 Glenn P. O'Flaherty*   Treasurer and Chief            1/96-Present           Vice President of Janus Capital. Formerly,
 100 Fillmore Street    Accounting Officer                                    Director of Fund Accounting (1991-1997) of Janus
 Denver, CO 80206                                                             Capital Corporation.
 Age 43
------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr*        Vice President and Chief       9/01-Present           Vice President of Finance, Treasurer, Chief
 100 Fillmore Street    Financial Officer                                     Financial Officer and Interim Director of Janus
 Denver, CO 80206                                                             Capital; Vice President of Finance, Treasurer
 Age 40                                                                       and Chief Financial Officer of Janus Services
                                                                              and Janus International Limited; Vice President
                                                                              of Finance, Treasurer, Chief Financial Officer
                                                                              and Director of Janus Distributors, Janus
                                                                              Capital International LLC and Janus
                                                                              Institutional Services LLC; and Director of
                                                                              Janus Capital Trust Manager Limited and Janus
                                                                              World Funds. Formerly, Vice President of
                                                                              Finance, Treasurer, Chief Financial Officer
                                                                              (2001-2002) and Director (2002) of Janus
                                                                              International Holding, Inc.; Managing Director,
                                                                              Treasurer and Head of Corporate Finance and
                                                                              Reporting (1998-2001) for Putnam Investments;
                                                                              and Senior Vice President of Financial Planning
                                                                              and Analysis (1996-1998) for Lehman Brothers,
                                                                              Inc.
------------------------------------------------------------------------------------------------------------------------------
 Heidi J. Walter*       Vice President                 4/00-Present           Vice President and Assistant General Counsel to
 100 Fillmore Street                                                          Janus Capital and Janus Services. Formerly, Vice
 Denver, CO 80206                                                             President and Senior Legal Counsel (1995-1999)
 Age 34                                                                       for Stein Roe & Farnham, Inc.
------------------------------------------------------------------------------------------------------------------------------

 * "Interested person" of the Trust by virtue of positions with Janus Capital.

          The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------------------

                                    FUNCTIONS                               MEMBERS (AS OF JUNE 19, 2002)
--------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE                    Reviews the financial reporting         John W. McCarter, Jr. (Chairman)
                                    process, the system of internal         Dennis B. Mullen
                                    control, the audit process, and the     William D. Stewart
                                    Trusts' process for monitoring
                                    compliance with investment
                                    restrictions and applicable laws and
                                    the Trusts' Code of Ethics.
--------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE                Reviews and makes recommendations       James T. Rothe (Chairman)
                                    regarding matters related to the        William F. McCalpin
                                    Trusts' use of brokerage commissions    Dennis B. Mullen
                                    and placement of portfolio
                                    transactions.
--------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE             Reviews various matters related to the  Martin H. Waldinger (Chairman)
                                    operations of the Janus Money Market    William F. McCalpin
                                    Funds, including compliance with each   James T. Rothe
                                    Trust's Money Market Fund Procedures.
--------------------------------------------------------------------------------------------------------------
 NOMINATING AND GOVERNANCE          Identifies and recommends individuals   Dennis B. Mullen (Chairman)
 COMMITTEE                          for Trustee membership, consults with   John W. McCarter, Jr.
                                    Management in planning Trustee          William D. Stewart
                                    meetings, and oversees the
                                    administration of, and ensures the
                                    compliance with, the Governance
                                    Procedures and Guidelines adopted by
                                    the Trusts.
--------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE                  Determines the fair value of            William D. Stewart (Chairman)
                                    restricted securities and other         James T. Rothe
                                    securities for which market quotations  Martin H. Waldinger are not readily available, pursuant to
                                    procedures adopted by the Trustees.
--------------------------------------------------------------------------------------------------------------

----------------------------------  -----------------------------------
                                    NUMBER OF MEETINGS HELD DURING LAST
                                    FISCAL YEAR
----------------------------------  -----------------------------------
 AUDIT COMMITTEE                    4
-----------------------------------------------------------------------
 BROKERAGE COMMITTEE                5
-----------------------------------------------------------------------
 MONEY MARKET COMMITTEE             4
-----------------------------------------------------------------------
 NOMINATING AND GOVERNANCE          5
 COMMITTEE
-----------------------------------------------------------------------
 PRICING COMMITTEE                  15
-----------------------------------------------------------------------

          The table below gives the dollar range of shares of the Portfolio described in this SAI, as well as the aggregate dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001.

---------------------------------------------------------------------------------------------------------------------
                           DOLLAR RANGE OF EQUITY       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
NAME OF TRUSTEE            SECURITIES IN THE PORTFOLIO  INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY          NONE                         OVER $100,000
---------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN+      NONE                         OVER $100,000
---------------------------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.+    NONE                         NONE
---------------------------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN          NONE                         OVER $100,000
---------------------------------------------------------------------------------------------------------------------
 JAMES T. ROTHE            NONE                         OVER $100,000
---------------------------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART        NONE                         OVER $100,000
---------------------------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER       NONE                         OVER $100,000
---------------------------------------------------------------------------------------------------------------------

+ Trustee since June 2002.

          As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors or their control persons.

          The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolio described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolio or the Janus Funds.

                                                              Aggregate Compensation      Total Compensation
                                                              from the Portfolio for   from the Janus Funds for
                                                                fiscal year ended         calendar year ended
Name of Person, Position*                                       December 31, 2001        December 31, 2001****
----------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                               $  0                    $      0
William D. Stewart, Trustee***                                         $145                    $185,000
Dennis B. Mullen, Trustee***                                           $187                    $185,000
Martin H. Waldinger, Trustee***                                        $130                    $185,000
James T. Rothe, Trustee***                                             $198                    $185,000

   * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Portfolio described in this SAI or the Janus Funds during the periods shown in the table.
  ** Mr. Bailey is being treated as an interested person of the Portfolio and of
     Janus Capital and is compensated by Janus Capital.
 *** Independent Trustee.
**** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

          Shares of the Portfolio can be purchased only by i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and ii) certain qualified retirement plans. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolio are purchased at the NAV per share as determined at the close of regular trading session of the New York Stock Exchange next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. In order to receive a day's dividend, your order must be received by the close of the regular trading session of the NYSE. The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the Portfolio.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive redemption orders on the Portfolio's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

          Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. In addition, the Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

          Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

          The officers and Trustees of the Portfolio cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of the Portfolio. As of April 2, 2002, all of the outstanding Shares of the Portfolio were owned by certain insurance company separate accounts or qualified plans. Integrity Life Insurance Company, 515 W. Market Street, Louisville, KY 40202-3333, owned of record 54.09% of the outstanding Shares of the Portfolio. Western Reserve Life Assurance Company of Ohio, P.O. Box 5068, Clearwater, FL 33758-5068, owned of record 45.91% of the outstanding Shares of the Portfolio.

          No qualified plan owned 10% or more of the shares of the Trust as a whole.

          The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

          The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on May 20, 1993. As of the date of this SAI, the Trust consists of fourteen series of shares, known as "Portfolios," three of which offer three classes, ten of which offer two classes of shares and one of which offers one class of shares.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. The Shares of the Portfolio participate equally in dividends and other distributions by the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion or subscription rights.

          Money Market Portfolio offers two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable contracts and life insurance contracts, as well as certain qualified retirement plans. The second class of shares, Service Shares, are offered only in connection with investment in and payments under variable insurance contracts and to qualified plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for the Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of the other portfolios or class of the Trust. A shareholder is entitled to one vote for each share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to the Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

          The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned in "Shareholder Meetings", each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

          The following audited financial statements for the period ended December 31, 2001 are hereby incorporated into this SAI by reference to the Portfolio's Annual Report dated December 31, 2001:

          Schedule of Investments as of December 31, 2001

          Statement of Assets and Liabilities as of December 31, 2001

          Statement of Operations for the period ended December 31, 2001

          Statement of Changes in Net Assets for the periods ended December 31, 2001 and 2000

          Financial Highlights for each of the periods indicated

          Notes to Financial Statements

          Report of Independent Accountants

          The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

          MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

          The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

          The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

          SHORT TERM MUNICIPAL LOANS

          S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

          Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

          OTHER SHORT-TERM DEBT SECURITIES

          Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of
          A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated

          Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                F-1+........................ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                                             assurance for timely payment.
                F-1......................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
                F-2......................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                                             the margin of safety is not as great as the F-1+ and F-1
                                             ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

          MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

          1. Project Notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

          2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

          3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

          4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

          5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

          6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

          MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

          1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

          2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

          In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

          3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

          While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

          Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

          OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

          Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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                                  [JANUS LOGO]
                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020

                                                May 1, 2002
                                                As Supplemented May 13, 2002,
                                                May 31, 2002 and June 19, 2002



                                                Money Market Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                      Statement of Additional Information

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of Money Market Portfolio. The Portfolio is a separate series of Janus Aspen Series, a Delaware trust.

The Shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. The Portfolio also offers a second class of shares to certain qualified plans or separate accounts of insurance companies.

This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 2002, which is incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Portfolio, are incorporated by reference into this SAI and are also available, without charge, from your insurance company or plan sponsor.

    [JANUS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Investment Restrictions and
                Investment Strategies.......................................    2
                Performance Data............................................   10
                Determination of Net Asset Value............................   12
                Investment Adviser..........................................   13
                Custodian, Transfer Agent
                and Certain Affiliations....................................   16
                Portfolio Transactions and Brokerage........................   17
                Trustees and Officers.......................................   19
                Purchase of Shares..........................................   24
                Distribution and Shareholder Servicing Plan.................   25
                Redemption of Shares........................................   26
                Dividends and Tax Status....................................   27
                Principal Shareholders......................................   28
                Miscellaneous Information...................................   29
                   Shares of the Trust......................................   29
                   Shareholder Meetings.....................................   29
                   Voting Rights............................................   29
                   Independent Accountants..................................   30
                   Registration Statement...................................   30
                Financial Statements........................................   31
                Appendix A..................................................   32
                   Description of Securities Ratings........................   32
                Appendix B..................................................   34
                   Description of Municipal Securities......................   34

INVESTMENT RESTRICTIONS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS

          The Portfolio has adopted certain fundamental investment restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy.

          As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government Securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. government securities.

          The Portfolio has adopted the following fundamental policies:

          (1) With respect to 75% of its total assets, the Portfolio may not purchase securities of an issuer (other than a U.S. Government Security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

          (2) The Portfolio may not purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Portfolio's investments in municipal securities; (iii) there is no limit on investment in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

          (3) The Portfolio may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

          (4) The Portfolio may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

          (5) The Portfolio may not purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

          (6) The Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

          (7) The Portfolio may not borrow money except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolio may not issue "senior securities" in contravention of the 1940 Act.

          (8) The Portfolio may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

          Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Portfolio interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

          The Portfolio has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

          (1) The Portfolio may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule,
          Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (2) The Portfolio may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

          (3) The Portfolio may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

          (4) The Portfolio may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital Management LLC ("Janus Capital") serves as investment adviser. All such borrowing and lending will be subject to the above limits. The Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For purposes of the Portfolio's policies on investing in particular industries, the Portfolio will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

          The Portfolio may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

          Under Rule 2a-7, the Portfolio may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases it may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

          Pursuant to Rule 2a-7, the Portfolio will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Portfolio may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, the Portfolio may not invest in a second-tier security if immediately after the acquisition thereof it would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

          The following discussion of types of securities in which the Portfolio may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

          The Portfolio may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Portfolio an undivided interest in the underlying loans or securities in the proportion that the Portfolio's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or a part of the Portfolio's participation interest. The Portfolio intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Portfolio's investment portfolio. The Portfolio will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

          The Portfolio also may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

          Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. The rate of interest on securities purchased by the Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolio, as well as other money market rates of interest. The Portfolio will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

          The Portfolio may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

          Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

          As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Portfolio may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

          The Portfolio may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Portfolio may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Portfolio's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

          Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. government does not guarantee any aspect of Freddie Mac PCs.

          Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. government does not guarantee any aspect of the Fannie Mae pass-through securities.

          The Portfolio may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

          Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Reverse Repurchase Agreements

          Reverse repurchase agreements are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolio will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

          Generally, a reverse repurchase agreement enables the Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies.

When Issued and Delayed Delivery Securities

          The Portfolio may purchase securities on a when-issued or delayed delivery basis. The Portfolio will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Portfolio's custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Portfolio could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities

          From time to time, the Portfolio may invest in securities of other investment companies. The Portfolio is subject to the provisions of
          Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds.

Debt Obligations

          Money Market Portfolio may invest in U.S. dollar denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Obligations of Financial Institutions

          The Portfolio may invest in obligations of financial institutions. Examples of obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

          Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties and that could reduce the Portfolio's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

          Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

          Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

          Money Market Portfolio may invest in U.S. Government Securities. U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. government securities. U.S. Government Securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by Ginnie Mae. In addition, U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

Municipal Leases

          The Portfolio may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Portfolio will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

          In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality;
          (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

          Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Portfolio.

PERFORMANCE DATA
--------------------------------------------------------------------------------

          The Portfolio may provide current annualized and effective annualized yield quotations of the Shares based on the Shares' daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Portfolio in advertising is historical and is not intended to indicate future returns.

          In performance advertising, the Portfolio may compare any of its performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., CDC/Wiesenberger, iMoneyNet's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Portfolio may also compare its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Brothers Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Portfolio may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines. The Portfolio may also compare the Shares' yield to those of certain U.S. Treasury obligations or other money market instruments.

          Any current yield quotation of the Portfolio's Shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. The current yield of the Portfolio's Shares shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value will reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but will not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Portfolio may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

          Income calculated for the purpose of determining the yield of the Portfolio's Shares differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio's Shares may differ from the rate of distribution the Shares paid over the same period or the rate of income reported in the Portfolio's financial statements.

          Although published yield information is useful to investors in reviewing the performance of the Portfolio's Shares, investors should be aware that the yield fluctuates from day to day and that the Share's yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on the Portfolio's Shares. The Shares' yield is not fixed or guaranteed, and an investment in the Portfolio is not insured. Accordingly, the Shares' yield information may not necessarily be used to compare Portfolio Shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Portfolio are not insured or guaranteed, the yield information may not necessarily be used to compare the Portfolio with investment alternatives which are insured or guaranteed.

          The Shares' current yield and effective yield for the seven-day period ended December 31, 2001, were 1.83% and 1.85%, respectively.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

          Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize the Portfolio's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Portfolio's $1.00 amortized cost price per Share. Should that deviation exceed
          1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Portfolio i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

          As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

          The Portfolio pays custodian agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of Portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings, and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and record-keeping for which the Portfolio may reimburse Janus Capital for its costs.

          The Portfolio has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.25% of the Portfolio's average daily net assets. Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed 0.50% of average daily net assets. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the above expense limitation. Janus Capital has agreed to continue such waivers until at least the next annual renewal of the advisory agreements.

          For the fiscal year ended December 31, 2001, the advisory fee was $241,338. For the fiscal year ended December 31, 2000 and December 31, 1999, the advisory fees were $168,192 and $137,596, respectively.

          The Portfolio's Advisory Agreement is dated April 3, 2002, and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Portfolio or the Trustees of the Portfolio. The Advisory Agreement i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

          Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), is a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

          In approving the Portfolio's existing Advisory Agreement, the Trustees considered various matters relating to the possible effects on Janus Capital and the Portfolio of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

          In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Portfolio's Advisory Agreement as in effect from year to year. The Trustees considered information about, among other things:

          - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Portfolio), resources and investment process;

          - the terms of the Advisory Agreement;

          - the scope and quality of the services that Janus Capital has been providing to the Portfolio;

          - the investment performance of the Portfolio and of comparable funds managed by other advisers over various periods;

          - the advisory fee rates payable to Janus Capital by the Portfolio and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

          - the total expense ratio of the Portfolio and of comparable funds managed by other advisers;

          - compensation payable by the Portfolio to affiliates of Janus Capital for other services;

          - the profitability to Janus Capital and its affiliates of their relationships with the Portfolio; and

          - Janus Capital's use of the Portfolio's brokerage transactions to obtain research benefiting the Portfolio or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Portfolio.

          Janus Capital acts as sub-advisor for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

          Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

          Pursuant to an exemptive order granted by the SEC, the Portfolio and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

          Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics which applies to Directors/Trustees of Janus Capital and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel and officers of Janus Capital, inside Directors/Trustees of Janus Capital and the Portfolio and other certain designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel, to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

          Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Portfolio's custodian. The custodian holds the Portfolio's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Portfolio.

          Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolio. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.

          Janus Distributors LLC ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc.

          The Portfolio pays DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system.

          Prior to June 1, 2001, the Portfolio also paid DST a monthly base fee for the use of its portfolio and fund accounting system, of $265 to $1,323 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month). Effective June 1, 2001, State Street Bank and Trust Company acquired the portfolio and fund accounting system of DST.

          The Trustees have authorized the Portfolio to use an affiliate of DST as introducing broker for certain Portfolio transactions. Brokerage Commissions paid on such transactions may be used as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Portfolio under its waiver agreement, and such Portfolio receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

          Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.

          Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; and financial stability of the broker or dealer. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

          For the fiscal years ended December 31, 2001, December 31, 2000 and December 31, 1999, the Portfolio did not incur any brokerage commissions. The Portfolio generally buys and sells securities in principal and agency transactions in which no commissions are paid. However, the Portfolio may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Portfolio will be no less favorable than that of contemporaneously available principal transactions.

          Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital may consider sales of Portfolio shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase such shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

          As of December 31, 2001, the Portfolio owned securities of its regular broker-dealers (or parents) as shown below:

Name of Broker-Dealer                                               Value of Securities Owned
---------------------------------------------------------------------------------------------
ABN AMRO Bank N.V.                                                         $ 6,000,000
Bank One Corp.                                                             $ 2,010,815
Deutsche Banc Alex. Brown, Inc.                                            $13,000,000

TRUSTEES AND OFFICERS
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          The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

          Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus
          Capital: Janus Investment Fund and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

          The Portfolio's officers are elected annually by the Trustees for a one-year term. The portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund and Janus Adviser Series.

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                                                TRUSTEES
---------------------------------------------------------------------------------------------------------

NAME, AGE AND              POSITIONS HELD WITH                          PRINCIPAL OCCUPATIONS DURING THE
ADDRESS                    PORTFOLIO            LENGTH OF TIME SERVED   PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         President,           5/93-Present            Until July 1, 2002, President and
 100 Fillmore Street       Chairman                                     Chief Executive Officer of Janus
 Denver, CO 80206          and Trustee                                  Capital. Formerly, President and
 Age 64                                                                 Director (1994-2002) of Janus
                                                                        Foundation; Chairman and Director
                                                                        (1978-2002) of Janus Capital
                                                                        Corporation; and Director (1997-
                                                                        2001) of Janus Distributors, Inc.
---------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee              6/02-Present            Executive Vice President and
 100 Fillmore Street                                                    Chief Operating Officer of The
 Denver, CO 80206                                                       Rockefeller Brothers Fund (a
 Age 45                                                                 private family foundation).
                                                                        Formerly, Director of Investments
                                                                        (1991-1998) of The John D. and
                                                                        Catherine T. MacArthur Foundation
                                                                        (a private family foundation).
---------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee              6/02-Present            President and Chief Executive
 100 Fillmore Street                                                    Officer of The Field Museum of
 Denver, CO 80206                                                       Natural History. Formerly, Senior
 Age 64                                                                 Vice President (1987-1997) of
                                                                        Booz- Allen & Hamilton, Inc. (a
                                                                        management consulting firm).
---------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Trustee              9/93-Present            Private Investor. Formerly (1997-
 100 Fillmore Street                                                    1998) Chief Financial
 Denver, CO 80206                                                       Officer - Boston Market Concepts,
 Age 58                                                                 Boston Chicken, Inc., Golden, CO
                                                                        (a restaurant chain).
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-------------------------  -----------------------------------------------
                                              TRUSTEES
-------------------------  -----------------------------------------------
                           NUMBER OF PORTFOLIOS IN
NAME, AGE AND              FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                    BY TRUSTEE               HELD BY TRUSTEE
-------------------------  -----------------------------------------------
INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 64
---------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------
 William F. McCalpin       52                       Founding Director and
 100 Fillmore Street                                Board Chair, Solar
 Denver, CO 80206                                   Development
 Age 45                                             Foundation; Trustee
                                                    and Vice President,
                                                    Asian Cultural
                                                    Council.
---------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     52                       Chairman of the Board,
 100 Fillmore Street                                Divergence LLC;
 Denver, CO 80206                                   Director of A.M.
 Age 64                                             Castle & Co., Harris
                                                    Insight Funds, W.W.
                                                    Grainger, Inc.;
                                                    Trustee of WTTW
                                                    (Chicago public
                                                    television station),
                                                    the University of
                                                    Chicago and Chicago
                                                    Public Education Fund.
---------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          52                       N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 58
---------------------------------------------------------------------------------------------------------

* The Portfolio is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

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                                                           TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS IN
NAME, AGE AND          POSITIONS HELD WITH                          PRINCIPAL OCCUPATIONS DURING THE   FUND COMPLEX OVERSEEN
ADDRESS                PORTFOLIO            LENGTH OF TIME SERVED   PAST FIVE YEARS                    BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe        Trustee              1/97 Present            Professor of Business, University  52
 100 Fillmore Street                                                of Colorado, Colorado Springs,
 Denver, CO 80206                                                   CO. Formerly, Distinguished
 Age 57                                                             Visiting Professor of Business
                                                                    (2001-2002), Thunderbird
                                                                    (American Graduate School of
                                                                    International Management),
                                                                    Phoenix, AZ; and Principal (1988-
                                                                    1999) of Phillips-Smith Retail
                                                                    Group, Colorado Springs, CO (a
                                                                    venture capital firm).
------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart    Trustee              9/93-Present            Corporate Vice President and       52
 100 Fillmore Street                                                General Manager of MKS
 Denver, CO 80206                                                   Instruments - HPS Products,
 Age 57                                                             Boulder, CO (a manufacturer of
                                                                    vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger   Trustee              9/93-Present            Consultant                         52
 100 Fillmore Street
 Denver, CO 80206
 Age 63
------------------------------------------------------------------------------------------------------------------------------

---------------------  ----------------------
                              TRUSTEES
---------------------  ----------------------

NAME, AGE AND          OTHER DIRECTORSHIPS
ADDRESS                HELD BY TRUSTEE
---------------------  ----------------------
 James T. Rothe        Director of Optika,
 100 Fillmore Street   Inc. and NeoCore Corp.
 Denver, CO 80206
 Age 57
------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart    N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 57
------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger   N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND
ADDRESS                    POSITIONS HELD WITH PORTFOLIO  LENGTH OF TIME SERVED  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson*       Executive Vice President and   1/01-Present           Vice President of Janus Capital. Formerly,
 100 Fillmore Street       Portfolio Manager Money                               Senior Analyst (1996- 1999) for Janus Capital
 Denver, CO 80206          Market Portfolio                                      Corporation.
 Age 41
---------------------------------------------------------------------------------------------------------------------------------
 Thomas A. Early*          Vice President and General     3/98-Present           Vice President, General Counsel, Secretary and
 100 Fillmore Street       Counsel                                               Interim Director of Janus Capital; Vice
 Denver, CO 80206                                                                President, General Counsel and Secretary of
 Age 47                                                                          Janus Distributors; Vice President, General
                                                                                 Counsel, Secretary and Director of Janus
                                                                                 Services, Janus Capital International LLC and
                                                                                 Janus Institutional Services LLC; Vice
                                                                                 President, General Counsel and Director to Janus
                                                                                 International (Asia) Limited and Janus
                                                                                 International Limited; Vice President, General
                                                                                 Counsel and Secretary to the Janus Foundation;
                                                                                 and Director for Janus Capital Trust Manager
                                                                                 Limited and Janus World Funds. Formerly,
                                                                                 Director (2001) of Janus Distributors, Inc.;
                                                                                 Vice President, General Counsel, Secretary and
                                                                                 Director (2000-2002) of Janus International
                                                                                 Holding, Inc.; and Executive Vice President and
                                                                                 General Counsel/Mutual Funds (1994-1998) of
                                                                                 Prudential Insurance Company.
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe*           Vice President                 12/99-Present          Vice President and Assistant General Counsel to
 100 Fillmore Street                                                             Janus Capital, Janus Distributors and Janus
 Denver, CO 80206                                                                Services. Formerly, Assistant Vice President
 Age 36                                                                          (1997-1999) and Associate Counsel (1995-1999)
                                                                                 for Janus Capital Corporation and Assistant Vice
                                                                                 President (1998-2000) for Janus Service
                                                                                 Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes*      Vice President and Secretary   12/99-Present          Vice President and Assistant General Counsel of
 100 Fillmore Street                                                             Janus Capital, Janus Distributors and Janus
 Denver, CO 80206                                                                Services. Formerly, Assistant Vice President
 Age 36                                                                          (1997-1999) of Janus Capital Corporation; Chief
                                                                                 Compliance Officer, Director and President
                                                                                 (1997-1999) of Janus Distributors, Inc.; and
                                                                                 Assistant Vice President (1998-2000) of Janus
                                                                                 Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski*        Vice President                 6/02-Present           Vice President and Chief Compliance Officer of
 100 Fillmore Street                                                             Janus Capital and Janus Distributors LLC; and
 Denver, CO 80206                                                                Assistant Vice President of Janus Services LLC.
 Age 45                                                                          Formerly, Senior Vice President and Director
                                                                                 (1985-2000) of Mutual Fund Compliance for Van
                                                                                 Kampen Funds.
---------------------------------------------------------------------------------------------------------------------------------
 Glenn P. O'Flaherty*      Treasurer and Chief            1/96-Present           Vice President of Janus Capital. Formerly,
 100 Fillmore Street       Accounting Officer                                    Director of Fund Accounting (1991-1997) of Janus
 Denver, CO 80206                                                                Capital Corporation.
 Age 43
---------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr*           Vice President and Chief       9/01-Present           Vice President of Finance, Treasurer, Chief
 100 Fillmore Street       Financial Officer                                     Financial Officer and Interim Director of Janus
 Denver, CO 80206                                                                Capital; Vice President of Finance, Treasurer
 Age 40                                                                          and Chief Financial Officer of Janus Services
                                                                                 and Janus International Limited; Vice President
                                                                                 of Finance, Treasurer, Chief Financial Officer
                                                                                 and Director of Janus Distributors, Janus
                                                                                 Capital International LLC and Janus
                                                                                 Institutional Services LLC; and Director of
                                                                                 Janus Capital Trust Manager Limited and Janus
                                                                                 World Funds. Formerly, Vice President of
                                                                                 Finance, Treasurer, Chief Financial Officer
                                                                                 (2001-2002) and Director (2002) of Janus
                                                                                 International Holding, Inc.; Managing Director,
                                                                                 Treasurer and Head of Corporate Finance and
                                                                                 Reporting (1998-2001) for Putnam Investments;
                                                                                 and Senior Vice President of Financial Planning
                                                                                 and Analysis (1996-1998) for Lehman Brothers,
                                                                                 Inc.
---------------------------------------------------------------------------------------------------------------------------------
 Heidi J. Walter*          Vice President                 4/00-Present           Vice President and Assistant General Counsel to
 100 Fillmore Street                                                             Janus Capital and Janus Services. Formerly, Vice
 Denver, CO 80206                                                                President and Senior Legal Counsel (1995-1999)
 Age 34                                                                          for Stein Roe & Farnham, Inc.
---------------------------------------------------------------------------------------------------------------------------------

* "Interested person" of the Trust by virtue of positions with Janus Capital.

          The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------------------

                                    FUNCTIONS                               MEMBERS (AS OF JUNE 19, 2002)
--------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE                    Reviews the financial reporting         John W. McCarter, Jr. (Chairman)
                                    process, the system of internal         Dennis B. Mullen
                                    control, the audit process, and the     William D. Stewart
                                    Trusts' process for monitoring
                                    compliance with investment
                                    restrictions and applicable laws and
                                    the Trusts' Code of Ethics.
--------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE                Reviews and makes recommendations       James T. Rothe (Chairman)
                                    regarding matters related to the        William F. McCalpin
                                    Trusts' use of brokerage commissions    Dennis B. Mullen
                                    and placement of portfolio
                                    transactions.
--------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE             Reviews various matters related to the  Martin H. Waldinger (Chairman)
                                    operations of the Janus Money Market    William F. McCalpin
                                    Funds, including compliance with each   James T. Rothe
                                    Trust's Money Market Fund Procedures.
--------------------------------------------------------------------------------------------------------------
 NOMINATING AND GOVERNANCE          Identifies and recommends individuals   Dennis B. Mullen (Chairman)
 COMMITTEE                          for Trustee membership, consults with   John W. McCarter, Jr.
                                    Management in planning Trustee          William D. Stewart
                                    meetings, and oversees the
                                    administration of, and ensures the
                                    compliance with, the Governance
                                    Procedures and Guidelines adopted by
                                    the Trusts.
--------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE                  Determines the fair value of            William D. Stewart (Chairman)
                                    restricted securities and other         James T. Rothe
                                    securities for which market quotations  Martin H. Waldinger are not readily available, pursuant to
                                    procedures adopted by the Trustees.
--------------------------------------------------------------------------------------------------------------

----------------------------------  -----------------------------------
                                    NUMBER OF MEETINGS HELD DURING LAST
                                    FISCAL YEAR
----------------------------------  -----------------------------------
 AUDIT COMMITTEE                    4
-----------------------------------------------------------------------
 BROKERAGE COMMITTEE                5
-----------------------------------------------------------------------
 MONEY MARKET COMMITTEE             4
-----------------------------------------------------------------------
 NOMINATING AND GOVERNANCE          5
 COMMITTEE
-----------------------------------------------------------------------
 PRICING COMMITTEE                  15
-----------------------------------------------------------------------

          The table below gives the dollar range of shares of the Portfolio described in this SAI, as well as the aggregate dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001.




-----------------------------------------------------------------------------------
                       DOLLAR RANGE OF EQUITY
NAME OF TRUSTEE        SECURITIES IN THE PORTFOLIO
-----------------------------------------------------------------------------------
INTERESTED TRUSTEE
-----------------------------------------------------------------------------------
 THOMAS H. BAILEY      None
-----------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN+  None
-----------------------------------------------------------------------------------
 JOHN W. MCCARTER,     None
 JR.+
-----------------------------------------------------------------------------------
 DENNIS B. MULLEN      None
-----------------------------------------------------------------------------------
 JAMES T. ROTHE        None
-----------------------------------------------------------------------------------
 WILLIAM D. STEWART    None
-----------------------------------------------------------------------------------
 MARTIN H. WALDINGER   None
-----------------------------------------------------------------------------------

---------------------  -------------------------------------------------------------
                       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
NAME OF TRUSTEE        INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN JANUS FUNDS
---------------------  -------------------------------------------------------------
INTERESTED TRUSTEE
-----------------------------------------------------------------------------------
 THOMAS H. BAILEY      Over $100,000
-----------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN+  Over $100,000
-----------------------------------------------------------------------------------
 JOHN W. MCCARTER,     None
 JR.+
-----------------------------------------------------------------------------------
 DENNIS B. MULLEN      Over $100,000
-----------------------------------------------------------------------------------
 JAMES T. ROTHE        Over $100,000
-----------------------------------------------------------------------------------
 WILLIAM D. STEWART    Over $100,000
-----------------------------------------------------------------------------------
 MARTIN H. WALDINGER   Over $100,000
-----------------------------------------------------------------------------------

+ Trustee since June 2002.

          As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors or their control persons.

          The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolio described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolio or the Janus Funds.

                                                              Aggregate Compensation       Total Compensation
                                                              from the Portfolio for    from the Janus Funds for
                                                                 fiscal year ended         calendar year ended
Name of Person, Position*                                        December 31, 2001        December 31, 2001****
-----------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                               $  0                     $      0
William D. Stewart, Trustee***                                         $145                     $185,000
Dennis B. Mullen, Trustee***                                           $187                     $185,000
Martin H. Waldinger, Trustee***                                        $130                     $185,000
James T. Rothe, Trustee***                                             $198                     $185,000

   * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Portfolio described in this SAI or the Janus Funds during the periods shown in the table.
  ** Mr. Bailey is being treated as an interested person of the Portfolio and of
     Janus Capital and is compensated by Janus Capital.
 *** Independent Trustee.
**** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

          Shares of the Portfolio can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) qualified plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolio's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolio are purchased at the NAV per share as determined at the close of regular trading session of the New York Stock Exchange next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. In order to receive a day's dividend, your order must be received by the close of the regular trading session of the NYSE. The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the Portfolio.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
--------------------------------------------------------------------------------

          Under a distribution and shareholder servicing plan ("Plan") adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), the Shares may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolio or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of the Portfolio or by vote of a majority of 12b-1 Trustees.

          For the year ended December 31, 2001, the total amount paid by the Shares to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under the 12b-1 plan is $0.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified plans. Certain designated organizations are authorized to receive redemption orders on the Portfolio's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

          Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. In addition, because a class of shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

          Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

          The officers and Trustees of the Portfolio cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of the Portfolio. As of April 2, 2002, all of the outstanding Shares of the Portfolio were owned by Janus Capital, which provided seed capital for the Portfolio.

          The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

          The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on May 20, 1993. As of the date of this SAI, the Trust consists of fourteen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and one of which offers one class of shares.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. The Shares of the Portfolio participate equally in dividends and other distributions by the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion or subscription rights.

          Money Market Portfolio offers two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. The second class of shares, Institutional Shares, are offered only in connection with investment in and payments under variable contracts and life insurance contracts, as well as certain qualified retirement plans.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for the Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of the other portfolios or class of the Trust. A shareholder is entitled to one vote for each Share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to the Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

          The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned in "Shareholder Meetings", each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

          The following audited financial statements for the period ended December 31, 2001 are hereby incorporated into this SAI by reference to the Portfolio's Annual Report dated December 31, 2001:

          Schedules of Investments as of December 31, 2001

          Statement of Assets and Liabilities as of December 31, 2001

          Statement of Operations for the period ended December 31, 2001

          Statement of Changes in Net Assets for the period ended December 31, 2001

          Financial Highlights for each of the periods indicated

          Notes to Financial Statements

          Report of Independent Accountants

          The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

          MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

          The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

          The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

          SHORT TERM MUNICIPAL LOANS

          S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

          Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

          OTHER SHORT-TERM DEBT SECURITIES

          Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of
          A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated

          Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                F-1+........................ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of
                                             assurance for timely payment.
                F-1......................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
                F-2......................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but
                                             the margin of safety is not as great as the F-1+ and F-1
                                             ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

          MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

          1. Project Notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

          2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

          3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

          4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

          5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

          6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

          MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

          1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

          2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

          In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

          3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

          While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

          Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

          OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

          Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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